                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number 811-21137

                     Nuveen Quality Preferred Income Fund 2
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                              333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                              333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                     Date of fiscal year end: December 31
                                              -------------------

                  Date of reporting period: December 31, 2006
                                            -----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                 ANNUAL REPORT DECEMBER 31, 2006

                        NUVEEN INVESTMENTS
                        CLOSED-END
                        FUNDS

              NUVEEN QUALITY
            PREFERRED INCOME
                        FUND
                         JTP

              NUVEEN QUALITY
            PREFERRED INCOME
                      FUND 2
                         JPS

              NUVEEN QUALITY
            PREFERRED INCOME
                      FUND 3
                         JHP

                        HIGH CURRENT INCOME
                        FROM A PORTFOLIO OF
                        INVESTMENT-GRADE
                        PREFERRED SECURITIES

                                                                     NUVEEN LOGO

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

         WWW.INVESTORDELIVERY.COM             OR       WWW.NUVEEN.COM/ACCOUNTACCESS
         if you get your Nuveen Fund                   if you get your Nuveen Fund
         dividends and statements from                 dividends and statements directly
         your financial advisor or                     from Nuveen.
         brokerage account.
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         sheet that accompanied this
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

                                                                     NUVEEN LOGO

                                                    (TIMOTHY SCHWERTFEGER PHOTO)
                                                         Timothy R. Schwertfeger
                                                           Chairman of the Board


     CHAIRMAN'S
           LETTER TO SHAREHOLDERS

      Dear Shareholder:

      I am very pleased to report that over the twelve-month period covered by this report, your Fund continued to provide you with attractive monthly income from a diversified portfolio of quality preferred securities. For more information on your Fund's performance, please read the Portfolio Managers' Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

      Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, an investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

"PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."

      As you look through this report, be sure to review the inside front cover. This contains information on how you can receive future Fund reports and other Fund information faster by using e-mails and the Internet. Sign up is quick and easy - just follow the step-by-step instructions.

      At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

(TIMOTHY SCHWERFEGER SIG)
Timothy R. Schwertfeger
Chairman of the Board

February 15, 2007

Nuveen Investments Closed-End Funds (JTP, JPS, JHP)

PORTFOLIO MANAGERS'
          COMMENTS

The Nuveen Quality Preferred Income Funds are subadvised by a team of specialists at Spectrum Asset Management, Inc., an affiliate of Principal Capital(SM). Mark Lieb, Bernie Sussman and Phil Jacoby, who have more than 50 years of combined experience in the preferred securities markets, lead the team. Here Mark, Bernie and Phil talk about their management strategy and the performance of each Fund for the 12-month period ended December 31, 2006.

WHAT WERE THE GENERAL ECONOMIC CONDITIONS AND MARKET TRENDS OVER THE COURSE OF 2006?
In 2006, the U.S. economy benefited from increased flexibility stemming mainly from productivity advancements and globalization, which seems to be reducing the reliance on monetary policy actions to offset unexpected shocks. We began the year still in the midst of a Fed tightening cycle. The departing Federal Reserve Chairman, Alan Greenspan warned, "History cautions that people experiencing long periods of relative stability are prone to excess. We must thus remain vigilant against complacency, especially since several important economic challenges confront policymakers in the years ahead." By June, after two full years of raising the short-term fed funds rate at regular intervals, the Fed finally paused. The uncertainty of the Fed's actions throughout the remainder of year led to a fair amount of volatility in the long end of the bond market, as the 30-year Treasury bond traded as high as 5.31% in the spring only to rally for the entire summer and close the year at 4.81%, just 27 basis points cheaper than where it started in January.

The bond rally in the second half of the year led to a U.S. Treasury yield curve inversion. The U.S. has experienced five yield curve inversions since the 1970s, with the average length of time being 12 months and the longest being 19 months. We do not think that this inversion will last too much longer because, according to the Fed, "economic growth has slowed over the course of the year, partly reflecting a substantial cooling of the housing market." Nonetheless, new Federal Reserve Chairman Bernanke still has lingering concerns over inflation risks even though the pressures seemed to moderate along with slowing aggregate demand around the globe. It seems that a soft landing for the U.S. economy is underway and this is making the bond market a bit anxious for a Fed rate cut (or two) next year.

There were some very good buying opportunities for the Funds during the year. We believed that some closed-end funds were underpriced, and confusion in the hybrid preferred market due to the National Association of Insurance Commissioners' (NAIC) classification of several preferred structures as common equity. Since about 25% of the hybrid capital securities market is comprised of insurance company buyers, the IPO market for institutional deals took a timeout in April thanks to the NAIC, only to come back strong later in the year as it became evident that the buyer base went significantly beyond insurance companies to hedge funds, dealer proprietary funds and traditional corporate bond managers. Even the $25 par market has found new buyer breadth as equity income and balanced funds are the latest institutional buyers competing with retail investors. Overall, new issuance in hybrid-preferred securities set a record in 2006 of over $74 billion - about 60% more than the issuance amount the previous year, which at the time was also a record year.

WHAT WAS YOUR OVERALL MANAGEMENT STRATEGY FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2006?
We generally maintained the 60/40 portfolio mix between the $25 par sector and the Capital Securities sector for each of the portfolios. We sold Dividends Received Deduction (DRD) tax-advantaged securities as spreads tightened from the cheap positioning that took place in 2005. These sale proceeds were reinvested roughly equally in fully taxable $25 par securities and in competitors' closed-end funds that were priced at discounts to their net asset values.

In the Capital Security sector, we decreased concentrations in "Euro-listed" securities and purchased Yankee Tier 1 and secondary "enhanced equity" hybrid securities that offered more return potential with less duration risk. We also sold some high coupon, callable capital securities that had little potential upside and used the proceeds to purchase some IPOs of "enhanced equity" hybrids that were priced attractively, particularly in the late summer. These actions were part of an ongoing effort to support the earnings potential of the portfolios while maintaining credit quality and diversity.

HOW DID THE FUNDS PERFORM OVER THIS TWELVE-MONTH PERIOD?
The performance of JTP, JPS and JHP, as well as the performance of a comparative index and benchmark, is shown in the following chart:

TOTAL RETURN ON NET ASSET VALUE
For the twelve-month period ended December 31, 2006

JTP                                 7.26%
-------------------------------------------------------------------------------------------
JPS                                 7.09%
-------------------------------------------------------------------------------------------
JHP                                 7.49%
-------------------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index(1)             4.30%
-------------------------------------------------------------------------------------------
Comparative Benchmark(2)            6.50%
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 The Lehman Brothers Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.
2 Comparative benchmark performance is a blended return consisting of: 1) 55% of the Merrill Lynch Preferred Stock Hybrid Securities Index, an unmanaged index of investment-grade, exchange traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity; and 2) 45% of the Lehman Tier 1 Capital Securities Index, an unmanaged index that includes securities that can generally be viewed as hybrid fixed income securities that either receive regulatory capital treatment or a degree of "equity credit" from a rating agency.
--------------------------------------------------------------------------------


Past performance does not guarantee future results. Current performance may be higher or lower than the data shown.

Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For more information, please see the individual Performance Overview pages in this report.

For the twelve months ended December 31, 2006, all three funds outperformed the unleveraged, unmanaged Lehman Brothers Aggregate Bond Index and their comparative benchmark.

One driver of the Funds' performance was our allocation to DRD-eligible securities. We continued to opportunistically increase the Funds' concentrations in DRDs due to the relative attractiveness of the sector. As the year progressed and spreads in this area tightened while spreads in other sectors widened, we took some profits in order to redeploy proceeds into competitor CEFs and newer hybrid issues. We also switched from $25 par securities and capital securities that were soon callable into relatively cheap bullet capital securities and perpetuals whose structures and pricing seemed attractive. We also benefited from the strong performance of the IPO market for floating rate DRD paper.

While the added volatility in the "enhanced equity" hybrid and Tier 1 securities provided some trading opportunities for the Funds, it sometimes hurt our holdings in these sectors. We also made a decision to stop selling callable hybrid securities because it became unclear whether the issuers would have adequate incentive to call them. As a result, the portfolio duration drifted lower than the comparative benchmark and switches for lower yield and more duration became less attractive than holding the higher income, low duration securities.

DISTRIBUTION AND SHARE PRICE
        INFORMATION

Each of these Funds uses financial leverage in an effort to enhance its dividend-paying capabilities. While this strategy adds volatility to a Fund's net asset value and share price, it generally enhances the amount of income the Fund has to distribute to its common shareholders. The extent of this benefit is tied in part to the short-term rates these Funds pay their FundPreferred(TM) shareholders. As short-term rates rose through this reporting period, the Funds paid higher dividends to their FundPreferred shareholders, marginally reducing the benefits of the Funds' use of financial leverage.

JTP and JPS each paid steady monthly distributions over the course of the period. JHP declared a monthly distribution decrease in March. The distribution decreased from $0.0945 to $0.0910 per share.

The following table provides information regarding JHP's distributions and total return performance for the fiscal year ended December 31, 2006. The distribution information is presented on a tax basis rather than on a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Fund's returns for the specified time period was sufficient to meet the Fund's distributions. Information regarding such distributions in the future will likely vary based on the Fund's investment activities and portfolio investment value changes at that time.

-------------------------------------------------------------------------------
    AS OF 12/31/2006                                                  JHP
    -----------------------------------------------------------------------
    Inception date                                                  12/18/02
    Calendar Year:
      Per share distribution:
        From net investment income                                    $1.10
        From short-term capital gains                                    --
        From long-term capital gains                                     --
        From return of capital                                        $0.01
                                                                    -------
      Total per share distribution                                    $1.11
                                                                    -------
      Distribution rate on NAV                                        7.81%

    One-year total return on NAV                                      7.49%
    Annualized since inception total return on NAV                    8.36%
-------------------------------------------------------------------------------

As of December 31, 2006, the Funds' shares were trading at premiums to their NAVs as shown in the accompanying table:

                               12/31/06                        12-MONTH AVERAGE
                                PREMIUM                                DISCOUNT
-------------------------------------------------------------------------------
JTP                               5.25%                                -2.34%
-------------------------------------------------------------------------------
JPS                               3.14%                                -2.87%
-------------------------------------------------------------------------------
JHP                               4.92%                                -1.09%
-------------------------------------------------------------------------------

Nuveen Quality Preferred Income Fund
JTP

PERFORMANCE
     OVERVIEW As of December 31, 2006

(PORTFOLIO ALLOCATION PIE CHART)
(as a % of total investments)

--------------------------------------------------------------------------------
$25 Par (or similar) Preferred Securities                                  56.5%
--------------------------------------------------------------------------------
Capital Preferred Securities                                               39.0%
--------------------------------------------------------------------------------
Investment Companies                                                        2.1%
--------------------------------------------------------------------------------
Short-Term Investments                                                      1.5%
--------------------------------------------------------------------------------
Corporate Bonds                                                             0.8%
--------------------------------------------------------------------------------
Convertible Preferred Securities                                            0.1%
--------------------------------------------------------------------------------

(2006 MONTHLY DISTRIBUTIONS PER SHARE BAR CHART)

Jan                                                                        0.09
Feb                                                                        0.09
Mar                                                                        0.09
Apr                                                                        0.09
May                                                                        0.09
Jun                                                                        0.09
Jul                                                                        0.09
Aug                                                                        0.09
Sept                                                                       0.09
Oct                                                                        0.09
Nov                                                                        0.09
Dec                                                                        0.09

(SHARE PRICE PERFORMANCE CHART)
Past performance is not predictive of future results.

1/01/06                                                                   12.53
                                                                          12.71
                                                                          12.95
                                                                          13.07
                                                                          12.92
                                                                          13.15
                                                                          13.33
                                                                          13.35
                                                                          13.53
                                                                          13.55
                                                                          13.30
                                                                          13.45
                                                                          13.66
                                                                          13.29
                                                                          13.15
                                                                          12.68
                                                                          12.75
                                                                          12.89
                                                                          13.04
                                                                          12.93
                                                                          12.81
                                                                          12.95
                                                                          13.28
                                                                          12.95
                                                                          12.87
                                                                          12.87
                                                                          12.94
                                                                          13.05
                                                                          13.06
                                                                          13.02
                                                                          13.62
                                                                          13.76
                                                                          13.95
                                                                          14.03
                                                                          13.99
                                                                          14.11
                                                                          14.05
                                                                          13.89
                                                                          13.93
                                                                          14.08
                                                                          14.33
                                                                          14.32
                                                                          14.30
                                                                          14.34
                                                                          14.62
                                                                          14.08
                                                                          14.47
                                                                          14.41
                                                                          14.36
                                                                          14.47
                                                                          14.53
                                                                          14.76
                                                                          14.71
                                                                          14.74
                                                                          14.84
12/31/06                                                                  14.84


FUND SNAPSHOT

--------------------------------------------------------------------------------
Common Share Price                                                       $14.84
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $14.10
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  5.25%
--------------------------------------------------------------------------------
Current Distribution Rate(1)                                               7.28%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $909,608
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 6/25/02)

--------------------------------------------------------------------------------
                                                         ON SHARE PRICE   ON NAV
--------------------------------------------------------------------------------
1-Year                                                       29.51%        7.26%

--------------------------------------------------------------------------------
Since
Inception                                                     8.24%        7.95%

--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

--------------------------------------------------------------------------------
Commercial Banks                                                           27.2%
--------------------------------------------------------------------------------
Insurance                                                                  17.3%
--------------------------------------------------------------------------------
Real Estate                                                                17.0%
--------------------------------------------------------------------------------
Diversified Financial Services                                             10.0%
--------------------------------------------------------------------------------
Capital Markets                                                             9.9%
--------------------------------------------------------------------------------
Thrifts and Mortgage                                                        3.6%
--------------------------------------------------------------------------------
Short-Term Investments                                                      1.5%
--------------------------------------------------------------------------------
Other                                                                      13.5%
--------------------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

--------------------------------------------------------------------------------
ING Group NV                                                                3.0%
--------------------------------------------------------------------------------
Banco Santander Central Hispano S.A.                                        2.7%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                    2.6%
--------------------------------------------------------------------------------
HSBC Holdings Public
Limited Company                                                             2.5%
--------------------------------------------------------------------------------
Washington Mutual Incorporated                                              2.3%
--------------------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

Nuveen Quality Preferred Income Fund 2
JPS

PERFORMANCE
     OVERVIEW As of December 31, 2006

(PORTFOLIO ALLOCATION PIE CHART)
(as of % of total investments)

--------------------------------------------------------------------------------
$25 Par (or similar) Preferred Securities                                  57.5%
--------------------------------------------------------------------------------
Capital Preferred Securities                                               39.4%
--------------------------------------------------------------------------------
Investment Companies                                                        1.9%
--------------------------------------------------------------------------------
Corporate Bonds                                                             0.6%
--------------------------------------------------------------------------------
Short-Term Investments                                                      0.5%
--------------------------------------------------------------------------------
Convertible Preferred Securities                                            0.1%
--------------------------------------------------------------------------------

(2006 MONTHLY DISTRIBUTIONS PER SHARE BAR CHART)


Jan                                                                        0.093
Feb                                                                        0.093
Mar                                                                        0.093
Apr                                                                        0.093
May                                                                        0.093
Jun                                                                        0.093
Jul                                                                        0.093
Aug                                                                        0.093
Sept                                                                       0.093
Oct                                                                        0.093
Nov                                                                        0.093
Dec                                                                        0.093

(SHARE PRICE PERFORMANCE CHART)
Past performance is not predictive of future results.


1/01/06                                                                    13.02
                                                                           13.39
                                                                           13.68
                                                                           13.89
                                                                           13.87
                                                                           14.09
                                                                           14.12
                                                                           13.90
                                                                           13.98
                                                                           13.93
                                                                           13.55
                                                                           13.74
                                                                           13.96
                                                                           13.65
                                                                           13.70
                                                                           13.24
                                                                           13.40
                                                                           13.64
                                                                           13.47
                                                                           13.48
                                                                           13.25
                                                                           13.34
                                                                           13.64
                                                                           13.40
                                                                           13.44
                                                                           13.59
                                                                           13.64
                                                                           13.80
                                                                           13.82
                                                                           13.85
                                                                           14.09
                                                                           14.24
                                                                           14.19
                                                                           13.91
                                                                           14.22
                                                                           14.29
                                                                           14.45
                                                                           14.43
                                                                           14.43
                                                                           14.56
                                                                           14.65
                                                                           14.53
                                                                           14.42
                                                                           14.70
                                                                           14.88
                                                                           14.43
                                                                           14.90
                                                                           14.78
                                                                           14.81
                                                                           14.92
                                                                           14.90
                                                                           15.05
                                                                           15.04
                                                                           15.08
                                                                           15.12
12/31/06                                                                   15.12


FUND SNAPSHOT

--------------------------------------------------------------------------------
Common Share Price                                                        $15.12
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                           $14.66
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  3.14%
--------------------------------------------------------------------------------
Current Distribution Rate(1)                                               7.38%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                  $1,753,392
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 9/24/02)

--------------------------------------------------------------------------------
                                                         ON SHARE PRICE   ON NAV
--------------------------------------------------------------------------------
1-Year                                                       27.75%        7.09%

--------------------------------------------------------------------------------
Since
Inception                                                     9.35%        9.34%

--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

--------------------------------------------------------------------------------
Commercial Banks                                                           26.4%
--------------------------------------------------------------------------------
Insurance                                                                  20.0%
--------------------------------------------------------------------------------
Real Estate                                                                15.4%
--------------------------------------------------------------------------------
Capital Markets                                                             9.9%
--------------------------------------------------------------------------------
Diversified Financial Services                                              9.5%
--------------------------------------------------------------------------------
Thrifts and Mortgage                                                        3.9%
--------------------------------------------------------------------------------
Short-Term Investments                                                      0.5%
--------------------------------------------------------------------------------
Other                                                                      14.4%
--------------------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

--------------------------------------------------------------------------------
Wachovia Corporation                                                        3.7%
--------------------------------------------------------------------------------
ING Group NV                                                                3.0%
--------------------------------------------------------------------------------
Washington Mutual Incorporated                                              2.5%
--------------------------------------------------------------------------------
Aegon NV                                                                    2.5%
--------------------------------------------------------------------------------
Banco Santander Central Hispano S.A.                                        2.2%
--------------------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

Nuveen Quality Preferred Income Fund 3
JHP

PERFORMANCE
     OVERVIEW As of December 31, 2006

(PORTFOLIO ALLOCATION PIE CHART)
(as a % of total investments)

--------------------------------------------------------------------------------
$25 Par (or similar) Preferred Securities                                  61.8%
--------------------------------------------------------------------------------
Capital Preferred Securities                                               34.7%
--------------------------------------------------------------------------------
Investment Companies                                                        2.0%
--------------------------------------------------------------------------------
Short-Term Investments                                                      0.8%
--------------------------------------------------------------------------------
Corporate Bonds                                                             0.7%
--------------------------------------------------------------------------------

(2006 MONTHLY DISTRIBUTIONS PER SHARE BAR CHART)


Jan                                                                       0.0945
Feb                                                                       0.0945
Mar                                                                        0.091
Apr                                                                        0.091
May                                                                        0.091
Jun                                                                        0.091
Jul                                                                        0.091
Aug                                                                        0.091
Sept                                                                       0.091
Oct                                                                        0.091
Nov                                                                        0.091
Dec                                                                        0.091

(SHARE PRICE PERFORMANCE CHART)
(Past performance is not predictive of future results.


1/01/06                                                                    13.17
                                                                           13.41
                                                                           13.71
                                                                           13.73
                                                                           13.65
                                                                           13.77
                                                                           14.14
                                                                           14.02
                                                                           14.08
                                                                           13.98
                                                                           13.51
                                                                           13.39
                                                                           13.49
                                                                           13.16
                                                                           13.29
                                                                           12.88
                                                                           13.11
                                                                           13.24
                                                                           13.19
                                                                           13.10
                                                                           12.98
                                                                           12.82
                                                                           13.15
                                                                           13.08
                                                                           13.01
                                                                           13.02
                                                                           12.99
                                                                           13.03
                                                                           13.10
                                                                           13.11
                                                                           13.45
                                                                           14.00
                                                                           14.14
                                                                           14.33
                                                                           14.27
                                                                           14.38
                                                                           14.78
                                                                           14.44
                                                                           14.66
                                                                           14.78
                                                                           14.76
                                                                           14.55
                                                                           14.25
                                                                           14.34
                                                                           14.60
                                                                           14.44
                                                                           14.82
                                                                           14.92
                                                                           14.81
                                                                           14.76
                                                                           14.84
                                                                           14.92
                                                                           14.87
                                                                           14.85
                                                                           14.92
12/31/06                                                                   14.92

FUND SNAPSHOT

--------------------------------------------------------------------------------
Common Share Price                                                        $14.92
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                           $14.22
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  4.92%
--------------------------------------------------------------------------------
Current Distribution Rate(1)                                               7.32%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                    $336,540
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 12/18/02)

--------------------------------------------------------------------------------
                                                         ON SHARE PRICE   ON NAV
--------------------------------------------------------------------------------
1-Year                                                       25.00%        7.49%

--------------------------------------------------------------------------------
Since
Inception                                                     8.63%        8.36%

--------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

--------------------------------------------------------------------------------
Commercial Banks                                                           25.0%
--------------------------------------------------------------------------------
Insurance                                                                  22.3%
--------------------------------------------------------------------------------
Real Estate                                                                16.0%
--------------------------------------------------------------------------------
Capital Markets                                                            12.1%
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.3%
--------------------------------------------------------------------------------
Thrifts and Mortgage                                                        3.3%
--------------------------------------------------------------------------------
Short-Term Investments                                                      0.8%
--------------------------------------------------------------------------------
Other                                                                      12.2%
--------------------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

--------------------------------------------------------------------------------
Wachovia Corporation                                                        3.6%
--------------------------------------------------------------------------------
ING Group NV                                                                3.3%
--------------------------------------------------------------------------------
Union Planters Corporation                                                  2.5%
--------------------------------------------------------------------------------
Public Storage Incorporated                                                 2.4%
--------------------------------------------------------------------------------
Bank of America Corporation                                                 2.3%
--------------------------------------------------------------------------------



1 Current Distribution Rate is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN QUALITY PREFERRED INCOME FUND
NUVEEN QUALITY PREFERRED INCOME FUND 2
NUVEEN QUALITY PREFERRED INCOME FUND 3

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2 and Nuveen Quality Preferred Income Fund 3 (the "Funds") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2 and Nuveen Quality Preferred Income Fund 3 at December 31, 2006, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                            (ERNST & YOUNG LLP LOGO)

Chicago, Illinois
February 20, 2007

Nuveen Quality Preferred Income Fund (JTP)

Portfolio of
        INVESTMENTS December 31, 2006

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.1% OF TOTAL INVESTMENTS)
             INSURANCE - 0.1%
    37,500   XL Capital Ltd                                           6.500%                           A2      $      886,125
-----------------------------------------------------------------------------------------------------------------------------
             TOTAL CONVERTIBLE PREFERRED SECURITIES (COST $924,651)                                                   886,125
             ================================================================================================================
    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             $25 PAR (OR SIMILAR) PREFERRED SECURITIES - 82.9% (56.5% OF TOTAL INVESTMENTS)
             AUTOMOBILES - 0.0%
     5,300   DaimlerChrysler, Series DCX (CORTS)                      7.250%                           A3      $      133,560
-----------------------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 7.4%
    40,358   Bear Stearns Capital Trust III                           7.800%                           A2           1,027,111
   296,187   BNY Capital Trust V, Series F                            5.950%                           A1           7,324,705
   244,295   Compass Capital Trust III                                7.350%                           A3           6,129,362
     2,700   CSFB USA, Series 2002-10 (SATURNS)                       7.000%                          AA-              68,445
     5,200   Goldman Sachs Capital I (CORTS)                          6.000%                           A1             126,308
    15,000   Goldman Sachs Capital I, Series A (CORTS)                6.000%                           A1             368,100
       100   Goldman Sachs Group Inc., Series 2003-06 (SATURNS)       6.000%                          AA-               2,447
    13,200   Goldman Sachs Group Inc., Series 2004-04 (SATURNS)       6.000%                           A1             323,400
    18,300   Goldman Sachs Group Inc., Series 2004-06 (SATURNS)       6.000%                           A1             444,690
    25,000   Goldman Sachs Group Inc., Series GSC-3 (PPLUS)           6.000%                           A1             603,500
     5,700   Goldman Sachs Group Inc., Series GSG-1 (PPLUS)           6.000%                          AA-             138,909
     7,000   Goldman Sachs Group Inc. (SATURNS)                       5.750%                          AA-             165,830
   108,549   Lehman Brothers Holdings Capital Trust III, Series       6.375%                           A2           2,723,494
              K
    75,000   Lehman Brothers Holdings Capital Trust IV, Series        6.375%                           A2           1,895,250
              L
    25,700   Lehman Brothers Holdings Capital Trust V, Series M       6.000%                           A2             637,360
   105,920   Lehman Brothers Holdings Capital Trust VI, Series        6.240%                           A2           2,668,125
              N
    46,700   Merrill Lynch Capital Trust II                           8.000%                           A1           1,183,845
   135,800   Merrill Lynch Preferred Capital Trust III                7.000%                           A1           3,469,690
    94,200   Merrill Lynch Preferred Capital Trust IV                 7.120%                           A1           2,422,824
   173,400   Merrill Lynch Preferred Capital Trust V                  7.280%                           A1           4,471,986
     6,400   Morgan Stanley (PPLUS)                                   7.050%                          Aa3             163,136
   194,600   Morgan Stanley Capital Trust II                          7.250%                           A1           4,942,840
   213,256   Morgan Stanley Capital Trust III                         6.250%                           A1           5,354,858
   218,201   Morgan Stanley Capital Trust IV                          6.250%                           A1           5,465,935
   515,305   Morgan Stanley Capital Trust VI                          6.600%                           A1          13,191,808
    63,494   Morgan Stanley Capital Trust VII                         6.600%                           A2           1,602,589
-----------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                 66,916,547
             ----------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 9.9%
     1,200   Abbey National PLC, Series C                             7.375%                           A2              30,552
   134,500   ABN AMRO Capital Fund Trust V                            5.900%                            A           3,261,625
    39,500   ABN AMRO Capital Fund Trust VII                          6.080%                            A             987,500
   104,900   ASBC Capital I                                           7.625%                         Baa1           2,646,627
     8,100   BAC Capital Trust V                                      6.000%                          Aa3             201,447
     8,400   BAC Capital Trust X                                      6.250%                          Aa3             210,504
    41,879   Banco Santander, 144A                                    6.800%                           A2           1,052,210
   289,115   Banco Santander, (3)                                     6.410%                           A2           7,331,956
     7,100   BancorpSouth Capital Trust I                             8.150%                         Baa2             177,997
    84,500   Banesto Holdings, Series A, 144A                        10.500%                           A2           2,556,125
    64,300   Bank One Capital Trust VI                                7.200%                           A1           1,631,291
    16,500   BankNorth Capital Trust II                               8.000%                           A3             415,470
    17,717   Barclays Bank PLC, (3)                                   6.625%                          Aa3             471,272
   202,200   Chittenden Capital Trust I                               8.000%                         Baa1           5,107,572
   190,000   Citizens Funding Trust I                                 7.500%                         Baa2           4,963,750
   116,800   Cobank ABC, 144A, (3)                                    7.000%                          N/R           5,945,237
   142,700   Comerica Capital Trust I                                 7.600%                           A3           3,598,894
     9,200   Fleet Capital Trust IX                                   6.000%                          Aa3             229,724

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
    12,000   Fleet Capital Trust VIII                                 7.200%                          Aa3      $      301,440
     4,400   HSBC Finance Corporation                                 6.875%                          AA-             113,080
    55,433   KeyCorp Capital Trust V                                  5.875%                           A3           1,328,729
   597,900   National City Capital Trust II                           6.625%                           A3          15,115,689
   200,000   PFGI Capital Corporation                                 7.750%                           A-           5,243,760
     6,350   PNC Capital Trust                                        6.125%                           A3             158,052
    27,918   Royal Bank of Scotland Group PLC, Series L               5.750%                           A1             674,220
    26,300   Royal Bank of Scotland Group PLC, Series M               6.400%                           A1             670,650
   224,762   Royal Bank of Scotland Group PLC, Series N               6.350%                           A1           5,733,679
    23,600   USB Capital Trust XI                                     6.600%                           A1             598,968
    37,200   VNB Capital Trust I                                      7.750%                         Baa1             940,788
    25,500   Wells Fargo Capital Trust IV                             7.000%                          Aa2             640,050
     7,236   Wells Fargo Capital Trust IX                             5.625%                          Aa2             172,000
   238,800   Wells Fargo Capital Trust V                              7.000%                          Aa2           6,015,372
    55,500   Wells Fargo Capital Trust VI                             6.950%                          Aa2           1,390,275
    21,900   Wells Fargo Capital Trust VII                            5.850%                          Aa2             537,864
   382,250   Zions Capital Trust B                                    8.000%                         Baa1           9,743,553
-----------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                                90,197,922
             ----------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 0.0%
     3,100   IBM Inc., Trust Certificates, Series 2001-2              7.100%                           A+              78,182
     1,500   IBM Trust IV (CORTS)                                     7.000%                           A+              37,740
-----------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                            115,922
             ----------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 0.0%
    14,000   SLM Corporation                                          6.000%                            A             341,740
-----------------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 9.7%
   599,640   BAC Capital Trust XII                                    6.875%                          Aa3          15,767,534
    43,976   CIT Group Incorporated (CORTS)                           7.750%                           A3           1,169,762
   350,130   Citigroup Capital Trust VIII                             6.950%                          Aa2           8,816,273
    15,900   Citigroup Capital XIV                                    6.875%                          Aa2             417,534
   417,950   Citigroup Capital XV                                     6.500%                          Aa3          10,514,076
   314,900   Deutsche Bank Capital Funding Trust VIII                 6.375%                            A           8,148,038
     8,300   General Electric Capital Corporation (CORTS)             6.000%                          AAA             205,591
    10,800   General Electric Capital Corporation                     6.450%                          AAA             279,828
     6,200   General Electric Capital Corporation                     4.500%                          AAA             141,794
 1,015,058   ING Group N.V.                                           7.200%                            A          25,955,030
   569,000   ING Group N.V.                                           7.050%                            A          14,446,910
     7,200   JPMorgan Chase & Company (PCARS)                         7.125%                           A2             179,784
    20,400   JPMorgan Chase Trust, Series 2002-6, Class A             7.125%                           A1             528,156
              (SATURNS)
    59,200   Royal Bank of Scotland Public Limited Company,           6.750%                           A1           1,559,920
              Series 2006Q
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                  88,130,230
             ----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
    95,900   AT&T Inc.                                                7.000%                            A           2,415,721
    13,300   BellSouth Capital Funding (CORTS)                        7.100%                            A             342,475
    74,035   BellSouth Corporation (CORTS)                            7.000%                          Aa3           1,862,721
    29,900   BellSouth Corporation, Series 2001-3 (SATURNS)           7.125%                            A             747,799
     4,500   BellSouth Corporation                                    7.125%                            A             113,040
     7,400   BellSouth Inc. (CORTS)                                   7.000%                            A             190,180
     2,700   BellSouth Telecommunications (PPLUS)                     7.300%                            A              67,851
     2,200   Verizon Communications (CORTS)                           7.625%                            A              56,540
     9,700   Verizon Communications, Series 2004-1 (SATURNS)          6.125%                           A+             239,493
     2,300   Verizon Global Funding Corporation Trust III,            6.250%                            A              57,040
              Series III (CORTS)
    23,900   Verizon New England Inc., Series B                       7.000%                           A3             604,909
    19,900   Verizon South Inc., Series F                             7.000%                            A             503,072
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                           7,200,841
             ----------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 3.2%
    77,740   DTE Energy Trust I                                       7.800%                         Baa3           1,970,709
   109,205   Entergy Louisiana LLC                                    7.600%                           A-           2,742,138
     2,000   Entergy Mississippi Inc.                                 7.250%                           A-              51,060
    78,400   FPL Group Capital Inc.                                   6.600%                           A3           1,981,952
    59,000   Georgia Power Capital Trust V                            7.125%                           A3           1,483,260
     3,600   Georgia Power Company                                    6.000%                            A              89,100
   119,151   Georgia Power Company                                    5.900%                            A           2,883,454
     2,000   Georgia Power Company                                    5.750%                            A              47,800

       Portfolio of INVESTMENTS December 31, 2006

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES (continued)
   251,073   Interstate Power and Light Company, Series B, (3)        8.375%                         Baa2      $    7,896,246
    24,000   National Rural Utilities Cooperative Finance             7.400%                           A3             608,400
              Corporation
    36,500   National Rural Utilities Cooperative Finance             6.100%                           A3             895,710
              Corporation
    15,025   National Rural Utilities Cooperative Finance             5.950%                           A3             362,854
              Corporation
   110,300   PPL Energy Supply LLC                                    7.000%                          BBB           2,878,146
    11,000   Southern Company Capital Trust VI                        7.125%                         BBB+             277,530
   191,400   Virginia Power Capital Trust                             7.375%                         Baa2           4,896,012
-----------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                              29,064,371
             ----------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.4%
    46,200   Dairy Farmers of America Inc., 144A, (3)                 7.875%                         BBB-           4,562,250
-----------------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 1.1%
   372,482   Pulte Homes Inc.                                         7.375%                          BBB           9,707,812
-----------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 0.1%
    21,700   General Electric Company, Series GE (CORTS)              6.800%                          AAA             554,869
-----------------------------------------------------------------------------------------------------------------------------
             INSURANCE - 17.0%
   641,900   Ace Ltd., Series C                                       7.800%                         Baa2          16,625,210
    17,540   Aegon N.V.                                               6.875%                           A-             458,496
 1,161,650   Aegon N.V., (3)                                          6.375%                           A-          30,168,048
    21,500   AMBAC Financial Group Inc.                               5.950%                           AA             522,880
     2,800   AMBAC Financial Group Inc.                               5.875%                           AA              67,368
     4,700   Arch Capital Group Limited, Series B                     7.785%                         Baa3             122,012
   523,512   Arch Capital Group Limited                               8.000%                         Baa3          13,846,892
   216,000   Delphi Financial Group, Inc.                             8.000%                          BBB           5,568,480
   466,600   EverestRe Capital Trust II                               6.200%                         Baa1          11,142,408
    89,800   EverestRe Group Limited                                  7.850%                         Baa1           2,293,492
     6,600   Financial Security Assurance Holdings                    6.875%                           AA             165,726
     4,600   Financial Security Assurance Holdings                    6.250%                           AA             115,644
    34,500   Lincoln National Capital Trust VI                        6.750%                           A-             879,750
   265,320   Markel Corporation                                       7.500%                         BBB-           6,896,993
   296,700   PartnerRe Limited, Series C                              6.750%                         BBB+           7,536,180
    77,700   PartnerRe Limited, Series D                              6.500%                         BBB+           1,958,040
    80,600   PLC Capital Trust III                                    7.500%                         BBB+           2,041,598
   413,100   PLC Capital Trust IV                                     7.250%                         BBB+          10,472,085
     5,300   PLC Capital Trust V                                      6.125%                         BBB+             131,864
     3,000   Protective Life Corporation                              7.250%                          BBB              78,270
     7,500   Prudential Financial Inc. (CORTS)                        6.000%                            A             185,100
   264,265   Prudential PLC                                           6.750%                            A           6,775,755
   252,902   RenaissanceRe Holdings Limited                           6.600%                          BBB           6,304,847
   112,942   RenaissanceRe Holdings Limited, Series A                 8.100%                         BBB+           2,843,880
    61,100   RenaissanceRe Holdings Limited, Series B                 7.300%                          BBB           1,566,299
     9,268   RenaissanceRe Holdings Limited, Series C                 6.080%                         BBB+             220,578
     9,100   Safeco Capital Trust III (CORTS)                         8.072%                         Baa2             236,054
    11,200   Safeco Corporation, Series 2001-7 (SATURNS)              8.250%                         Baa2             280,448
     3,300   Safeco Corporation, Series 2002-5 (SATURNS)              8.250%                         Baa2              83,193
   382,300   W.R. Berkley Corporation                                 6.750%                         BBB-           9,614,845
   445,854   XL Capital Ltd, Series A                                 8.000%                         Baa1          11,257,814
   156,900   XL Capital Ltd, Series B                                 7.625%                         Baa1           4,016,640
-----------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                      154,476,889
             ----------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.1%
    31,500   Vertex Industries Inc. (PPLUS)                           7.625%                            A             796,950
-----------------------------------------------------------------------------------------------------------------------------
             MEDIA - 4.5%
   127,800   CBS Corporation                                          7.250%                          BBB           3,206,502
   138,300   Comcast Corporation                                      7.000%                         BBB+           3,608,773
   735,519   Comcast Corporation                                      7.000%                         BBB+          19,008,606
   596,232   Viacom Inc.                                              6.850%                          BBB          14,868,536
-----------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                           40,692,417
             ----------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 0.2%
    98,100   Dominion CNG Capital Trust I                             7.800%                         Baa2           2,487,816
-----------------------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 1.8%
   532,332   Nexen Inc.                                               7.350%                         Baa3      $   13,734,166
   108,500   TransCanada Pipeline                                     8.250%                           A3           2,817,745
-----------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                     16,551,911
             ----------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 0.1%
    21,000   Bristol-Myers Squibb Company (CORTS)                     6.250%                           A+             531,825
    13,800   Bristol-Myers Squibb Company Trust (CORTS)               6.800%                           A+             355,350
-----------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                                    887,175
             ----------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 22.3%
    50,458   AMB Property Corporation, Series M                       6.750%                         Baa2           1,299,798
   196,300   AMB Property Corporation, Series P                       6.850%                         Baa2           5,054,725
    13,400   AvalonBay Communities, Inc., Series H                    8.700%                          BBB             360,058
   128,788   BRE Properties, Series B                                 8.080%                         BBB-           3,287,314
    56,900   Developers Diversified Realty Corporation, Series        8.600%                         BBB-           1,444,691
              F
    47,300   Developers Diversified Realty Corporation, Series        8.000%                         BBB-           1,209,461
              G
   406,400   Developers Diversified Realty Corporation, Series        7.375%                         BBB-          10,265,664
              H
    29,600   Developers Diversified Realty Corporation                7.500%                         BBB-             752,136
   156,300   Duke Realty Corporation, Series L                        6.600%                          BBB           3,940,323
    50,600   Duke Realty Corporation, Series N                        7.250%                          BBB           1,336,159
   157,779   Duke-Weeks Realty Corporation, Series B                  7.990%                          BBB           7,800,199
 1,112,100   Equity Office Properties Trust, Series G                 7.750%                         BBB-          27,980,433
    25,800   Equity Residential Properties Trust, Series D            8.600%                          BBB             664,350
    12,000   First Industrial Realty Trust, Inc., Series C            8.625%                         BBB-             335,400
   279,400   First Industrial Realty Trust, Inc., Series J            7.250%                         BBB-           7,155,434
   989,210   HRPT Properties Trust, Series B                          8.750%                         BBB-          25,432,586
    82,000   New Plan Excel Realty Trust, Series D                    7.800%                         BBB-           4,387,000
   419,000   New Plan Excel Realty Trust, Series E                    7.625%                         BBB-          10,894,000
    10,000   Prologis Trust, Series F                                 6.750%                          BBB             254,250
   107,400   Prologis Trust, Series G                                 6.750%                          BBB           2,740,848
    56,700   PS Business Parks, Inc., Series I                        6.875%                         BBB-           1,423,170
   240,000   PS Business Parks, Inc., Series L                        7.600%                         BBB-           6,163,200
   328,400   PS Business Parks, Inc.                                  7.000%                         BBB-           8,357,780
    64,800   Public Storage, Inc., Series C                           6.600%                         BBB+           1,616,112
    91,300   Public Storage, Inc., Series D                           6.180%                         BBB+           2,213,112
     2,900   Public Storage, Inc., Series E                           6.750%                         BBB+              73,660
    59,400   Public Storage, Inc., Series F                           6.450%                         BBB+           1,476,090
   366,596   Public Storage, Inc., Series K                           7.250%                         BBB+           9,531,496
    17,100   Public Storage, Inc., Series T                           7.625%                         BBB+             427,158
    40,780   Public Storage, Inc., Series U                           7.625%                         BBB+           1,018,684
   347,600   Public Storage, Inc., Series V                           7.500%                         BBB+           8,846,420
     7,871   Public Storage, Inc., Series X                           6.450%                         BBB+             198,507
   107,100   Public Storage, Inc., Series Y                           6.850%                         BBB+           2,644,031
     4,100   Public Storage, Inc.                                     7.125%                         BBB+             106,600
    17,100   Public Storage, Inc.                                     6.750%                         BBB+             432,310
    90,300   Realty Income Corporation, Series E                      6.750%                         BBB-           2,277,258
    94,000   Realty Income Corporation                                7.375%                         BBB-           2,444,000
    47,500   Regency Centers Corporation                              7.450%                         BBB-           1,215,050
    22,600   Regency Centers Corporation                              7.250%                         BBB-             577,430
   176,600   Simon Property Group, Inc., Series G                     7.890%                          BBB           9,006,600
    13,900   United Dominion Realty Trust                             8.600%                         BBB-             353,894
   323,633   Vornado Realty Trust, Series G                           6.625%                         BBB-           8,042,280
    40,200   Vornado Realty Trust, Series H                           6.750%                         BBB-           1,007,010
    90,600   Vornado Realty Trust, Series I                           6.625%                         BBB-           2,256,846
   505,200   Wachovia Preferred Funding Corporation                   7.250%                           A2          14,191,068
     2,300   Weingarten Realty Trust, Series E                        6.950%                           A-              59,375
-----------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                    202,553,970
             ----------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 3.2%
    12,900   Countrywide Capital Trust III (PPLUS)                    8.050%                         BBB+             333,465
   799,020   Countrywide Capital Trust IV                             6.750%                         BBB+          19,983,490
   295,700   Countrywide Capital Trust V                              7.000%                         BBB+           7,457,199
    60,800   Harris Preferred Capital Corporation, Series A           7.375%                           A1           1,538,848
-----------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                      29,313,002
             ----------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS December 31, 2006

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.1%
   159,700   United States Cellular Corporation                       8.750%                           A-      $    4,129,842
   212,610   United States Cellular Corporation                       7.500%                          BBB           5,474,708
-----------------------------------------------------------------------------------------------------------------------------
             Total Wireless Telecommunication Services                                                              9,604,550
             ----------------------------------------------------------------------------------------------------------------
             TOTAL $25 PAR (OR SIMILAR) PREFERRED SECURITIES                                                      754,290,744
              (COST $740,397,508)
             ================================================================================================================

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                          COUPON        MATURITY    RATINGS (2)           VALUE
-----------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 1.3% (0.8% OF TOTAL INVESTMENTS)
               COMMERCIAL BANKS - 1.3%
 $    2,600    Standard Chartered PLC, 144A                             6.409%         1/30/57          BBB+      $ 2,584,096
      8,600    Swedbank ForengingsSparbanken AB, 144A                   7.500%         9/27/49            A1        9,219,914
-----------------------------------------------------------------------------------------------------------------------------
     11,200    Total Commercial Banks                                                                              11,804,010
-----------------------------------------------------------------------------------------------------------------------------
 $   11,200    TOTAL CORPORATE BONDS (COST $11,985,799)                                                            11,804,010
=============================================================================================================================


    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                               COUPON        MATURITY    RATINGS (2)            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CAPITAL PREFERRED SECURITIES - 57.3% (39.0% OF TOTAL INVESTMENTS)
                CAPITAL MARKETS - 7.2%
      4,950     ABN AMRO North America Holding Capital, 144A                  6.523%        12/31/49            A-    $    5,187,026
      2,500     Bank of New York Capital I, Series B                          7.970%        12/31/26            A1         2,602,538
      4,500     BankBoston Capital Trust III                                  6.103%         6/15/27           Aa3         4,463,528
      2,000     BT Capital Trust, Series B1                                   7.900%         1/15/27            A2         2,070,580
      7,900     BT Preferred Capital Trust II                                 7.875%         2/25/27            A2         8,214,223
      2,250     C.A. Preferred Fund Trust II                                  7.000%        10/30/49            A1         2,310,260
     11,250     C.A. Preferred Funding Trust                                  7.000%         1/30/49            A1        11,535,694
      7,900     Dresdner Funding Trust I, 144A                                8.151%         6/30/31            A-         9,543,010
      1,900     MUFG Capital Finance 2                                        4.850%         7/25/56           BBB         2,453,010
      5,500     UBS Preferred Funding Trust I                                 8.622%        10/29/49           AA-         6,080,437
     10,250     Washington Mutual Capital Trust I                             8.375%         6/01/27          Baa1        10,755,171
------------------------------------------------------------------------------------------------------------------------------------
                Total Capital Markets                                                                                     65,215,477
                --------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS - 28.7%
      9,000     AB Svensk Exportkredit, 144A                                  6.375%        10/27/49           AA-         8,952,786
     20,750     Abbey National Capital Trust I                                8.963%         6/30/50             A        27,760,862
      3,000     AgFirst Farm Credit Bank                                      7.300%        12/15/53           N/R         2,954,871
      2,500     Bank One Capital III                                          8.750%         9/01/30            A1         3,289,110
      1,500     BanPonce Trust I, Series A                                    8.327%         2/01/27          Baa1         1,564,373
      7,200     Barclays Bank PLC, 144A                                       8.550%         6/15/49           Aa3         8,064,655
      1,200     BOI Capital Funding 3, 144A                                   6.107%         8/04/56            A2         1,180,709
      3,000     Centura Capital Trust I, 144A                                 8.845%         6/01/27            A2         3,165,945
      2,000     Corestates Capital Trust I, 144A                              8.000%        12/15/26            A1         2,082,800
      1,700     DBS Capital Funding Corporation, 144A                         7.657%         3/15/49            A1         1,829,894
        600     Den Norske Bank, 144A                                         7.729%         6/29/49            A2           647,979
      1,000     First Chicago NBD Institutional Capital, 144A                 7.950%        12/01/26            A1         1,040,770
      1,500     First Midwest Bancorp Inc.                                    6.950%        12/01/33          Baa2         1,581,195
     20,100     HBOS Capital Funding LP, Notes                                6.850%         3/23/49            A1        20,359,592
      1,800     HBOS PLC, 144A                                                6.413%         9/29/49            A1         1,793,740
      5,750     HSBC Capital Funding LP, 144A                                 9.547%        12/31/49            A1         6,483,119
     17,150     HSBC Capital Funding LP, Debt                                10.176%         6/30/50            A1        25,412,287
     12,000     KBC Bank Fund Trust III, 144A                                 9.860%         5/02/50             A        13,359,396
      2,000     KeyCorp Capital III                                           7.750%         7/15/29            A3         2,362,670
      8,850     Lloyds TSB Bank PLC, Subordinated Note                        6.900%        11/22/49           Aa2         8,940,031
      7,655     Nordbanken AB, 144A                                           8.950%        11/29/49             A         8,316,055
      1,000     North Fork Capital Trust I, Capital Securities                8.700%        12/15/26          Baa1         1,045,810
      8,000     Peoples Heritage Capital Trust I, Series B                    9.060%         2/01/27            A3         8,380,096
      2,000     Popular North American Capital Trust I                        6.564%         9/15/34          Baa1         2,000,764
     16,000     RBS Capital Trust B                                           6.800%        12/31/49            A1        16,203,840
     17,500     Reliance Capital Trust I, Series B                            8.170%         5/01/28           N/R        18,637,850
      1,400     Republic New York Capital II, Capital Securities              7.530%        12/04/26            A1         1,453,767
      5,000     Sparebanken Rogaland, Notes, 144A                             6.443%         5/01/49          Baa1         4,943,015
     23,000     Summit Capital Trust I, Capital Securities                    8.400%         3/15/27           Aa3        24,067,361
      6,100     Swedbank ForeningsSparbanken AB, 144A                         9.000%         9/17/50            A2         6,691,487
      4,700     Unicredito Italiano Capital Trust, 144A                       9.200%         4/05/51            A-         5,278,147


    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                               COUPON        MATURITY    RATINGS (2)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS (continued)
      2,000     Union Planters Capital Trust A                                8.200%        12/15/26            A2    $    2,083,320
      4,000     Wachovia Capital Trust I, Capital Securities,                 7.640%         1/15/27            A1         4,155,820
                 144A                                                                                                     14,868,546
     14,900     Washington Mutual Preferred Funding Cayman,                   7.250%         3/15/49           BBB
                 Series A-1, 144A
------------------------------------------------------------------------------------------------------------------------------------
                Total Commercial Banks                                                                                   260,952,662
                --------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 5.1%
      1,500     BNP Paribas Capital Trust, 144A                               9.003%        12/29/49            A+         1,678,100
      4,250     BNP Paribas Capital Trust                                     7.200%        12/31/49            A+         4,282,287
      3,500     Fulton Capital Trust I                                        6.290%         2/01/36            A3         3,458,364
     19,500     JPM Capital Trust II                                          7.950%         2/01/27            A1        20,292,656
      7,400     JPMorgan Chase Capital Trust XVIII                            6.950%         8/17/36            A2         8,030,628
      8,100     Old Mutual Capital Funding, Notes                             8.000%         6/22/53          Baa2         8,444,250
------------------------------------------------------------------------------------------------------------------------------------
                Total Diversified Financial Services                                                                      46,186,285
                --------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
     11,250     Centaur Funding Corporation, Series B, 144A                   9.080%         4/21/20           BBB        13,155,469
------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 8.4%
      7,570     Ace Capital Trust II                                          9.700%         4/01/30          Baa1        10,406,388
      2,000     American General Capital II                                   8.500%         7/01/30           Aa3         2,598,034
      5,800     Great West Life and Annuity Insurance Company                 7.153%         5/16/46            A-         6,156,712
      1,100     Lincoln National Corporation, Capital Securities              7.000%         5/17/66            A-         1,167,885
      2,500     Mangrove Bay, Class 3, 144A                                   6.102%         7/15/33          BBB+         2,446,483
      6,200     MetLife Inc.                                                  6.400%        12/15/66            A3         6,249,321
      4,000     MIC Financing Trust I                                         8.375%         2/01/27            A+         4,005,608
      1,400     Nationwide Financial Services Capital Trust                   7.899%         3/01/37          Baa1         1,670,085
      6,000     Oil Insurance Limited, 144A                                   7.550%        12/30/49          Baa1         6,226,986
      3,000     Prudential PLC                                                6.500%         6/29/49             A         3,026,223
      8,000     Sun Life Canada Capital Trust, Capital                        8.526%         5/06/47           AA-         8,403,216
                 Securities, 144A                                                                                         23,848,211
     22,750     Zurich Capital Trust I, 144A                                  8.376%         6/01/37            A-
------------------------------------------------------------------------------------------------------------------------------------
                Total Insurance                                                                                           76,205,152
                --------------------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 1.0%
      4,000     KN Capital Trust I, Preferred Securities                      8.560%         4/15/27          Baa3         4,006,768
      5,860     KN Capital Trust III                                          7.630%         4/15/28          Baa3         5,458,660
------------------------------------------------------------------------------------------------------------------------------------
                Total Oil, Gas & Consumable Fuels                                                                          9,465,428
                --------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - 2.7%
     19,000     Firstar Realty LLC, 144A                                      8.875%        12/31/50           Aa3        24,563,438
------------------------------------------------------------------------------------------------------------------------------------
                ROAD & RAIL - 0.8%
      7,600     Burlington Northern Santa Fe Funding Trust I                  6.613%        12/15/55           BBB         7,577,094
------------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 2.0%
      4,000     Caisse Nationale Des Caisses d'Epargne et de                  6.750%         1/27/49            A+         4,013,048
                 Prevoyance
      8,500     Dime Capital Trust I, Series A                                9.330%         5/06/27          Baa1         8,988,419
      5,000     Great Western Financial Trust II, Series A                    8.206%         2/01/27          Baa1         5,213,595
------------------------------------------------------------------------------------------------------------------------------------
                Total Thrifts & Mortgage Finance                                                                          18,215,062
                --------------------------------------------------------------------------------------------------------------------
                TOTAL CAPITAL PREFERRED SECURITIES (COST
                 $514,154,040)                                                                                           521,536,067
                ====================================================================================================================
     SHARES     DESCRIPTION (1)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INVESTMENT COMPANIES - 3.1% (2.1% OF TOTAL INVESTMENTS)
    102,970     Blackrock Preferred and Corporate Income
                 Strategies Fund                                                                                      $    2,273,578
    403,940     Blackrock Preferred Income Strategies Fund                                                                 8,171,706
    308,754     Flaherty and Crumrine/Claymore Preferred                                                                   6,610,423
                 Securities Income Fund Inc.                                                                               3,718,639
    173,121     Flaherty and Crumrine/Claymore Total Return Fund                                                           7,042,522
                 Inc.
    314,258     John Hancock Preferred Income Fund III
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENT COMPANIES (COST $25,727,887)                                                             27,816,868
                ====================================================================================================================

       Portfolio of INVESTMENTS December 31, 2006

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                               COUPON        MATURITY                           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 2.2% (1.5% OF TOTAL INVESTMENTS)
 $   20,327    Repurchase Agreement with Fixed Income Clearing               4.580%         1/02/07                  $   20,326,839
                Corporation, dated 12/29/06,
                 repurchase price $20,337,183, collateralized
                 by $17,700,000 U.S. Treasury Bonds, 6.250%,
                 due 8/15/23, value $20,733,408
 ==========    --------------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $20,326,839)                                                           20,326,839
               ====================================================================================================================
               TOTAL INVESTMENTS (COST $1,313,516,724) - 146.9%                                                       1,336,660,653
               ====================================================================================================================
               OTHER ASSETS LESS LIABILITIES - 1.5%                                                                      12,947,710
               ====================================================================================================================
               PREFERRED SHARES, AT LIQUIDATION VALUE - (48.4)%                                                        (440,000,000)
               ====================================================================================================================
               NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                         $  909,608,363
               ====================================================================================================================

INTEREST RATE SWAPS OUTSTANDING AT DECEMBER 31, 2006:

                                         FUND                                   FIXED RATE                   UNREALIZED
                      NOTIONAL    PAY/RECEIVE      FLOATING RATE    FIXED RATE     PAYMENT  TERMINATION    APPRECIATION
 COUNTERPARTY           AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)   FREQUENCY         DATE  (DEPRECIATION)
 ----------------------------------------------------------------------------------------------------------------------
 Citigroup Inc.   $110,000,000        Receive  1-Month USD-LIBOR        3.860%     Monthly      8/29/07  $   1,029,914
 Citigroup Inc.    110,000,000        Receive  1-Month USD-LIBOR         4.350     Monthly      8/29/09      1,765,375
 ----------------------------------------------------------------------------------------------------------------------
                                                                                                         $   2,795,289
 ======================================================================================================================
 USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Ratings (not covered by the report of independent registered public accounting firm):
                 Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
                 Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
        (3)      Investment is eligible for the Dividends Received Deduction.
        N/R      Not rated.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
      CORTS      Corporate Backed Trust Securities.
      PCARS      Public Credit and Repackaged Securities.
      PPLUS      PreferredPlus Trust.
    SATURNS      Structured Asset Trust Unit Repackaging.

Nuveen Quality Preferred Income Fund 2 (JPS)

Portfolio of
        INVESTMENTS December 31, 2006

    SHARES   DESCRIPTION (1)                                           COUPON                     RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CONVERTIBLE PREFERRED SECURITIES - 0.2% (0.1% OF TOTAL INVESTMENTS)
             INSURANCE - 0.2%
    88,500   XL Capital Ltd                                            6.500%                              A2     $    2,091,255
--------------------------------------------------------------------------------------------------------------------------------
             TOTAL CONVERTIBLE PREFERRED SECURITIES (COST                                                              2,091,255
              $2,094,613)
             ===================================================================================================================
    SHARES   DESCRIPTION (1)                                           COUPON                     RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
             $25 PAR (OR SIMILAR) PREFERRED SECURITIES - 82.7% (57.5% OF TOTAL INVESTMENTS)
             AUTOMOBILES - 0.0%
     3,400   DaimlerChrysler AG (CORTS)                                7.875%                            Baa1     $       85,850
    21,000   DaimlerChrysler Corp. (PPLUS)                             7.250%                              A3            550,830
     1,400   DaimlerChrysler, Series DCX (CORTS)                       8.250%                              A3             35,630
     4,300   DaimlerChrysler, Series DCX (CORTS)                       7.500%                              A3            108,016
--------------------------------------------------------------------------------------------------------------------------------
             Total Automobiles                                                                                           780,326
             -------------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 4.8%
    68,324   Bear Stearns Capital Trust III                            7.800%                              A2          1,738,846
    19,200   BNY Capital Trust IV, Series E                            6.875%                              A1            484,032
    45,288   BNY Capital Trust V, Series F                             5.950%                              A1          1,119,972
   399,525   Compass Capital Trust III                                 7.350%                              A3         10,024,082
    28,800   CSFB USA, Series 2002-10 (SATURNS)                        7.000%                             AA-            730,080
     8,300   Goldman Sachs Capital I (CORTS)                           6.000%                              A1            201,607
     6,500   Goldman Sachs Capital I, Series A (CORTS)                 6.000%                              A1            159,510
     3,500   Goldman Sachs Group Inc., Series 2003-11                  5.625%                             Aa3             81,375
              (SATURNS)
    15,700   Goldman Sachs Group Inc., Series 2004-04                  6.000%                              A1            384,650
              (SATURNS)
     4,600   Goldman Sachs Group Inc., Series 2004-06                  6.000%                              A1            111,780
              (SATURNS)
    16,500   Goldman Sachs Group Inc., Series GSC-3                    6.000%                              A1            398,310
              (PPLUS)
     7,900   Goldman Sachs Group Inc., Series GSC-4 Class              6.000%                              A1            190,785
              A (PPLUS)
     7,100   Goldman Sachs Group Inc., Series GSG-2                    5.750%                             AA-            165,856
              (PPLUS)
     4,300   Goldman Sachs Group Inc. (SATURNS)                        5.750%                             AA-            101,867
   224,900   Lehman Brothers Holdings Capital Trust III,               6.375%                              A2          5,642,741
              Series K
   103,500   Lehman Brothers Holdings Capital Trust IV,                6.375%                              A2          2,615,445
              Series L
    60,300   Lehman Brothers Holdings Capital Trust V,                 6.000%                              A2          1,495,440
              Series M
   121,700   Merrill Lynch Capital Trust II                            8.000%                              A1          3,085,095
   219,500   Merrill Lynch Preferred Capital Trust III                 7.000%                              A1          5,608,225
   142,300   Merrill Lynch Preferred Capital Trust IV                  7.120%                              A1          3,659,956
   241,000   Merrill Lynch Preferred Capital Trust V                   7.280%                              A1          6,215,390
    53,600   Morgan Stanley (PPLUS)                                    7.050%                             Aa3          1,366,264
   168,008   Morgan Stanley Capital Trust II                           7.250%                              A1          4,267,403
   430,350   Morgan Stanley Capital Trust III                          6.250%                              A1         10,806,089
   332,589   Morgan Stanley Capital Trust IV                           6.250%                              A1          8,331,354
   495,300   Morgan Stanley Capital Trust VI                           6.600%                              A1         12,679,680
    99,411   Morgan Stanley Capital Trust VII                          6.600%                              A2          2,509,134
     3,200   Washington Mutual Capital Trust I, Series                 7.650%                            Baa1             80,544
              2001-22, Class A-1 (CORTS)
--------------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                    84,255,512
             -------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 11.5%
   119,000   ABN AMRO Capital Fund Trust V                             5.900%                               A          2,885,750
     7,000   ABN AMRO Capital Fund Trust VII                           6.080%                               A            175,000
   159,760   ASBC Capital I                                            7.625%                            Baa1          4,030,745
   144,900   BAC Capital Trust X                                       6.250%                             Aa3          3,631,194
    21,695   Banco Santander, 144A                                     6.800%                              A2            545,087
   245,856   Banco Santander, (3)                                      6.410%                              A2          6,234,908
    17,900   BancorpSouth Capital Trust I                              8.150%                            Baa2            448,753
   731,000   Banesto Holdings, Series A, 144A                         10.500%                              A2         22,112,750
   204,700   Bank One Capital Trust VI                                 7.200%                              A1          5,193,239
    67,200   BankNorth Capital Trust II                                8.000%                              A3          1,692,096
    27,412   Barclays Bank PLC, (3)                                    6.625%                             Aa3            729,159

Portfolio of INVESTMENTS December 31, 2006

    SHARES   DESCRIPTION (1)                                           COUPON                     RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS (continued)
   605,600   Capital One Capital II Corporation                        7.500%                            Baa1     $   15,878,105
   122,800   Chittenden Capital Trust I                                8.000%                            Baa1          3,101,928
   476,000   Citizens Funding Trust I                                  7.500%                            Baa2         12,435,500
   225,500   Cobank ABC, 144A, (3)                                     7.000%                             N/R         11,478,176
   268,700   Comerica Capital Trust I                                  7.600%                              A3          6,776,614
   374,795   HSBC Finance Corporation                                  6.875%                             AA-          9,632,232
     8,667   KeyCorp Capital Trust V                                   5.875%                              A3            207,748
    55,862   Keycorp Capital VIII                                      7.000%                              A3          1,468,126
 1,053,500   National City Capital Trust II                            6.625%                              A3         26,633,850
     5,000   National Westminster Bank PLC                             7.760%                             Aa3            126,950
   289,600   PFGI Capital Corporation                                  7.750%                              A-          7,592,964
     4,100   PNC Capital Trust                                         6.125%                              A3            102,049
     1,200   Royal Bank of Scotland Group PLC, Series L                5.750%                              A1             28,980
   596,876   Royal Bank of Scotland Group PLC, Series N                6.350%                              A1         15,226,307
    63,900   USB Capital Trust VI                                      5.750%                             Aa3          1,523,376
   522,050   USB Capital Trust XI                                      6.600%                              A1         13,249,629
    92,300   VNB Capital Trust I                                       7.750%                            Baa1          2,334,267
    38,900   Wells Fargo Capital Trust IV                              7.000%                             Aa2            976,390
    55,900   Wells Fargo Capital Trust IX                              5.625%                             Aa2          1,328,743
   308,100   Wells Fargo Capital Trust V                               7.000%                             Aa2          7,761,039
    41,100   Wells Fargo Capital Trust VI                              6.950%                             Aa2          1,029,555
    45,975   Wells Fargo Capital Trust VII                             5.850%                             Aa2          1,129,146
   578,650   Zions Capital Trust B                                     8.000%                            Baa1         14,749,789
--------------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                                  202,450,144
             -------------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 0.0%
     4,200   IBM Corporation, Class A (CORTS)                          5.625%                              A+             98,364
    11,700   IBM Inc., Trust Certificates, Series 2001-2               7.100%                              A+            295,074
--------------------------------------------------------------------------------------------------------------------------------
             Total Computers & Peripherals                                                                               393,438
             -------------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 0.7%
   480,800   HSBC Finance Corporation, (3)                             6.360%                               A         12,462,336
    24,350   SLM Corporation                                           6.000%                               A            594,384
--------------------------------------------------------------------------------------------------------------------------------
             Total Consumer Finance                                                                                   13,056,720
             -------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 9.7%
   486,460   BAC Capital Trust XII                                     6.875%                             Aa3         12,791,466
    40,900   CIT Group Incorporated (CORTS)                            7.750%                              A3          1,087,940
   586,725   Citigroup Capital Trust VIII                              6.950%                             Aa2         14,773,736
   177,275   Citigroup Capital XIV                                     6.875%                             Aa2          4,655,242
   846,688   Citigroup Capital XV                                      6.500%                             Aa3         21,299,537
    29,000   Citigroup Capital XVI                                     6.450%                             Aa3            730,800
    12,000   Citigroup, Series CIT (CORTS)                             6.750%                              A3            307,320
 1,264,700   Deutsche Bank Capital Funding Trust VIII                  6.375%                               A         32,724,113
     4,900   General Electric Capital Corporation (CORTS)              6.000%                             AAA            121,373
   145,762   General Electric Capital Corporation                      6.450%                             AAA          3,776,693
 1,523,600   ING Group N.V.                                            7.200%                               A         38,958,452
 1,445,555   ING Group N.V.                                            7.050%                               A         36,702,641
     2,700   ING Group N.V.                                            6.200%                               A             68,769
    12,400   ING Group N.V.                                            6.125%                               A            315,580
    11,600   JPMorgan Chase & Company (PCARS)                          7.125%                              A2            289,652
    52,900   JPMorgan Chase Trust, Series 2002-6, Class A              7.125%                              A1          1,369,581
              (SATURNS)
--------------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                    169,972,895
             -------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
   116,999   AT&T Inc.                                                 7.000%                               A          2,947,205
    17,500   BellSouth Capital Funding (CORTS)                         7.100%                               A            450,625
    43,200   BellSouth Corporation (CORTS)                             7.000%                             Aa3          1,086,912
    18,200   BellSouth Corporation, Series 2001-3                      7.125%                               A            455,182
              (SATURNS)
    16,200   BellSouth Corporation, Series BLS (CORTS)                 7.000%                               A            405,972
    42,800   BellSouth Corporation                                     7.125%                               A          1,075,136
    38,100   BellSouth Inc. (CORTS)                                    7.000%                               A            979,170
    31,300   BellSouth Telecommunications (PPLUS)                      7.300%                               A            786,569
    28,800   Verizon Communications (CORTS)                            7.625%                               A            740,160
     7,600   Verizon Communications (CORTS)                            7.375%                               A            193,800
    70,100   Verizon Global Funding Corporation (SATURNS)              7.500%                               A          1,774,231

    SHARES   DESCRIPTION (1)                                           COUPON                     RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
    22,100   Verizon New England Inc., Series B                        7.000%                              A3     $      559,351
    13,000   Verizon South Inc., Series F                              7.000%                               A            328,640
--------------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                             11,782,953
             -------------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 5.0%
     2,800   Consolidated Edison, Inc.                                 7.250%                              A2             71,484
    27,400   DTE Energy Trust I                                        7.800%                            Baa3            694,590
     4,200   Entergy Arkansas Inc.                                     6.700%                             AAA            105,630
    57,650   Entergy Louisiana LLC                                     7.600%                              A-          1,447,592
 1,299,100   Entergy Mississippi Inc.                                  7.250%                              A-         33,166,023
   108,392   FPL Group Capital Inc.                                    6.600%                              A3          2,740,150
    12,700   Georgia Power Capital Trust V                             7.125%                              A3            319,278
     1,700   Georgia Power Capital Trust VII                           5.875%                              A3             41,242
    59,500   Georgia Power Company                                     5.900%                               A          1,439,900
   940,400   Interstate Power and Light Company, Series                8.375%                            Baa2         29,575,580
              B, (3)
    30,200   National Rural Utilities Cooperative Finance              7.400%                              A3            765,570
              Corporation
     7,700   National Rural Utilities Cooperative Finance              6.100%                              A3            188,958
              Corporation
    22,600   National Rural Utilities Cooperative Finance              5.950%                              A3            545,790
              Corporation
   336,800   PPL Energy Supply LLC                                     7.000%                             BBB          8,788,392
     2,600   Southern Company Capital Trust I (CORTS)                  8.190%                            BBB+             70,200
     3,900   Southern Company Capital Trust I (CORTS)                  7.375%                            BBB+            100,874
   265,500   Virginia Power Capital Trust                              7.375%                            Baa2          6,791,490
--------------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                                 86,852,743
             -------------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.5%
    88,000   Dairy Farmers of America Inc., 144A, (3)                  7.875%                            BBB-          8,690,000
--------------------------------------------------------------------------------------------------------------------------------
             HOUSEHOLD DURABLES - 0.7%
   489,240   Pulte Homes Inc.                                          7.375%                             BBB         12,750,818
--------------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 0.0%
     9,200   General Electric Company, Series GE (CORTS)               6.800%                             AAA            235,244
--------------------------------------------------------------------------------------------------------------------------------
             INSURANCE - 17.9%
 1,214,900   Ace Ltd., Series C                                        7.800%                            Baa2         31,465,910
    73,618   Aegon N.V.                                                6.875%                              A-          1,924,375
 2,334,600   Aegon N.V., (3)                                           6.375%                              A-         60,629,561
    62,800   AMBAC Financial Group Inc.                                5.950%                              AA          1,527,296
     9,100   AMBAC Financial Group Inc.                                5.875%                              AA            218,946
     8,400   Arch Capital Group Limited, Series B                      7.785%                            Baa3            218,064
   989,383   Arch Capital Group Limited                                8.000%                            Baa3         26,169,180
   479,357   Delphi Financial Group, Inc.                              8.000%                             BBB         12,357,823
 1,702,521   EverestRe Group Limited                                   7.850%                            Baa1         43,482,385
    64,400   Financial Security Assurance Holdings                     6.875%                              AA          1,617,084
   709,500   Financial Security Assurance Holdings                     6.250%                              AA         17,836,830
    54,300   Lincoln National Capital Trust VI                         6.750%                              A-          1,384,650
    12,500   Lincoln National Corporation                              6.750%                              A-            323,125
   531,300   Markel Corporation                                        7.500%                            BBB-         13,811,144
   646,620   PartnerRe Limited, Series C                               6.750%                            BBB+         16,424,148
    27,400   PartnerRe Limited, Series D                               6.500%                            BBB+            690,480
   108,700   PLC Capital Trust III                                     7.500%                            BBB+          2,753,371
   453,940   PLC Capital Trust IV                                      7.250%                            BBB+         11,507,379
    21,500   PLC Capital Trust V                                       6.125%                            BBB+            534,920
   122,600   Protective Life Corporation                               7.250%                             BBB          3,198,634
     6,900   Prudential Financial Inc. (CORTS)                         6.000%                               A            170,292
   223,000   Prudential PLC                                            6.750%                               A          5,717,720
       900   Prudential PLC                                            6.500%                              A-             22,896
   291,285   RenaissanceRe Holdings Limited, Series A                  8.100%                            BBB+          7,334,556
   145,800   RenaissanceRe Holdings Limited, Series B                  7.300%                             BBB          3,737,583
    13,468   RenaissanceRe Holdings Limited, Series C                  6.080%                            BBB+            320,538
    24,000   Safeco Capital Trust I (CORTS)                            8.750%                            Baa2            705,240
     6,600   Safeco Capital Trust III (CORTS)                          8.072%                            Baa2            171,204
     2,600   Safeco Capital Trust IV (CORTS)                           8.375%                            Baa2             73,164
     2,600   Safeco Corporation, Series 2001-7 (SATURNS)               8.250%                            Baa2             65,104
     8,500   Safeco Corporation, Series 2002-5 (SATURNS)               8.250%                            Baa2            214,285
   711,146   W.R. Berkley Corporation                                  6.750%                            BBB-         17,885,322

Portfolio of INVESTMENTS December 31, 2006

    SHARES   DESCRIPTION (1)                                           COUPON                     RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
             INSURANCE (continued)
   572,200   XL Capital Ltd, Series A                                  8.000%                            Baa1     $   14,448,050
   607,617   XL Capital Ltd, Series B                                  7.625%                            Baa1         15,554,995
--------------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                         314,496,254
             -------------------------------------------------------------------------------------------------------------------
             IT SERVICES - 0.0%
    16,400   Vertex Industries Inc. (PPLUS)                            7.625%                               A            414,920
--------------------------------------------------------------------------------------------------------------------------------
             MEDIA - 3.5%
   178,000   CBS Corporation                                           7.250%                             BBB          4,466,020
     4,100   Comcast Corporation                                       7.000%                            BBB+            106,985
 1,364,614   Comcast Corporation                                       7.000%                            BBB+         35,266,811
   841,900   Viacom Inc.                                               6.850%                             BBB         20,994,881
     1,800   Walt Disney Company (CORTS)                               6.875%                              A-             46,260
--------------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                              60,880,957
             -------------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 0.2%
   119,400   Dominion CNG Capital Trust I                              7.800%                            Baa2          3,027,984
--------------------------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 1.6%
   908,811   Nexen Inc.                                                7.350%                            Baa3         23,447,324
   147,400   TransCanada Pipeline                                      8.250%                              A3          3,827,978
--------------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                        27,275,302
             -------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 0.0%
     8,500   Bristol-Myers Squibb Company (CORTS)                      6.250%                              A+            215,263
     7,500   Bristol-Myers Squibb Company Trust (CORTS)                6.800%                              A+            193,125
--------------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                                       408,388
             -------------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 22.2%
   201,379   AMB Property Corporation, Series P                        6.850%                            Baa2          5,185,509
    95,400   AvalonBay Communities, Inc., Series H                     8.700%                             BBB          2,563,398
    16,400   BRE Properties, Series B                                  8.080%                            BBB-            418,610
   105,805   BRE Properties, Series C                                  6.750%                            BBB-          2,666,286
    30,335   BRE Properties, Series D                                  6.750%                            BBB-            759,892
   135,925   Developers Diversified Realty Corporation,                8.600%                            BBB-          3,451,136
              Series F
   639,813   Developers Diversified Realty Corporation,                8.000%                            BBB-         16,360,018
              Series G
   187,823   Developers Diversified Realty Corporation,                7.375%                            BBB-          4,744,409
              Series H
    40,467   Developers Diversified Realty Corporation                 7.500%                            BBB-          1,028,266
   298,900   Duke Realty Corporation, Series L                         6.600%                             BBB          7,535,269
     1,400   Duke Realty Corporation, Series N                         7.250%                             BBB             36,969
   220,650   Duke-Weeks Realty Corporation, Series B                   7.990%                             BBB         10,908,384
   151,846   Duke-Weeks Realty Corporation                             6.950%                             BBB          3,944,959
     5,600   Duke-Weeks Realty Corporation                             6.625%                             BBB            141,512
   537,700   Equity Office Properties Trust, Series G                  7.750%                            BBB-         13,528,532
    66,850   Equity Residential Properties Trust, Series               8.600%                             BBB          1,721,388
              D
   446,000   First Industrial Realty Trust, Inc., Series               8.625%                            BBB-         12,465,700
              C
   279,000   First Industrial Realty Trust, Inc., Series               7.250%                            BBB-          7,145,190
              J
 1,808,525   HRPT Properties Trust, Series B                           8.750%                            BBB-         46,497,177
    71,980   HRPT Properties Trust, Series C                           7.125%                            BBB-          1,881,557
   199,550   New Plan Excel Realty Trust, Series D                     7.800%                            BBB-         10,675,925
   771,600   New Plan Excel Realty Trust, Series E                     7.625%                            BBB-         20,061,600
     1,700   Prologis Trust, Series F                                  6.750%                             BBB             43,223
    97,728   Prologis Trust, Series G                                  6.750%                             BBB          2,494,019
   108,300   PS Business Parks, Inc., Series I                         6.875%                            BBB-          2,718,330
   110,700   PS Business Parks, Inc., Series K                         7.950%                            BBB-          2,933,550
   401,000   PS Business Parks, Inc., Series L                         7.600%                            BBB-         10,297,680
     5,500   PS Business Parks, Inc., Series O                         7.375%                            BBB-            140,422
   736,270   PS Business Parks, Inc.                                   7.000%                            BBB-         18,738,072
   234,300   Public Storage, Inc., Series C                            6.600%                            BBB+          5,843,442
    36,000   Public Storage, Inc., Series D                            6.180%                            BBB+            872,640
    38,600   Public Storage, Inc., Series E                            6.750%                            BBB+            980,440
    72,566   Public Storage, Inc., Series F                            6.450%                            BBB+          1,803,265
   128,300   Public Storage, Inc., Series H                            6.950%                            BBB+          3,312,706
   401,300   Public Storage, Inc., Series I                            7.250%                            BBB+         10,453,865
   381,020   Public Storage, Inc., Series K                            7.250%                            BBB+          9,906,520
   137,065   Public Storage, Inc., Series T                            7.625%                            BBB+          3,423,884
   114,900   Public Storage, Inc., Series U                            7.625%                            BBB+          2,870,202

    SHARES   DESCRIPTION (1)                                           COUPON                     RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
             REAL ESTATE (continued)
   148,000   Public Storage, Inc., Series V                            7.500%                            BBB+     $    3,766,600
     2,129   Public Storage, Inc., Series X                            6.450%                            BBB+             53,693
    67,600   Public Storage, Inc., Series Y                            6.850%                            BBB+          1,668,875
    41,400   Public Storage, Inc.                                      6.750%                            BBB+          1,046,646
     7,500   Public Storage, Inc.                                      7.125%                            BBB+            195,000
   204,997   Realty Income Corporation, Series E                       6.750%                            BBB-          5,169,778
   165,900   Realty Income Corporation                                 7.375%                            BBB-          4,313,400
   325,223   Regency Centers Corporation                               7.450%                            BBB-          8,319,204
   245,800   Regency Centers Corporation                               7.250%                            BBB-          6,280,190
   326,041   Simon Property Group, Inc., Series G                      7.890%                             BBB         16,628,091
    82,000   United Dominion Realty Trust                              8.600%                            BBB-          2,087,720
    25,600   Vornado Realty Trust, Series F                            6.750%                            BBB-            644,864
   213,940   Vornado Realty Trust, Series G                            6.625%                            BBB-          5,316,409
   122,800   Vornado Realty Trust, Series H                            6.750%                            BBB-          3,076,140
   220,250   Vornado Realty Trust, Series I                            6.625%                            BBB-          5,486,428
 2,489,300   Wachovia Preferred Funding Corporation                    7.250%                              A2         69,924,435
   158,600   Weingarten Realty Trust, Series E                         6.950%                              A-          4,094,259
--------------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                       388,625,678
             -------------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 2.3%
 1,051,100   Countrywide Capital Trust IV                              6.750%                            BBB+         26,288,011
   534,500   Countrywide Capital Trust V                               7.000%                            BBB+         13,479,449
    17,700   Harris Preferred Capital Corporation, Series              7.375%                              A1            447,987
              A
--------------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                         40,215,447
             -------------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.4%
   939,840   United States Cellular Corporation                        8.750%                              A-         24,304,262
--------------------------------------------------------------------------------------------------------------------------------
             TOTAL $25 PAR (OR SIMILAR) PREFERRED                                                                  1,450,869,985
              SECURITIES (COST $1,413,112,611)
             ===================================================================================================================
   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                           COUPON        MATURITY     RATINGS (2)              VALUE
----------------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 0.9% (0.6% OF TOTAL INVESTMENTS)
               CAPITAL MARKETS - 0.6%
 $   10,000    Mizuho JGB Investment                                     9.870%         6/30/48            BBB+     $   10,600,820
----------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL BANKS - 0.3%
      4,400    Swedbank ForengingsSparbanken AB, 144A                    7.500%         9/27/49              A1          4,717,165
----------------------------------------------------------------------------------------------------------------------------------
 $   14,400    TOTAL CORPORATE BONDS (COST $15,480,334)                                                                 15,317,985
==================================================================================================================================

 PRINCIPAL
    AMOUNT
    (000)/
    SHARES   DESCRIPTION (1)                                           COUPON        MATURITY     RATINGS (2)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CAPITAL PREFERRED SECURITIES - 56.8% (39.4% OF TOTAL INVESTMENTS)
             CAPITAL MARKETS - 8.9%
     9,100   ABN AMRO North America Holding Capital, 144A              6.523%        12/31/49              A-     $    9,535,744
     1,465   Bank of New York Capital I, Series B                      7.970%        12/31/26              A1          1,525,087
     8,100   BankBoston Capital Trust III                              6.103%         6/15/27             Aa3          8,034,350
     1,200   BankBoston Capital Trust IV                               5.950%         6/08/28             Aa3          1,171,508
     4,000   BT Capital Trust, Series B1                               7.900%         1/15/27              A2          4,141,160
       500   BT Preferred Capital Trust II                             7.875%         2/25/27              A2            519,888
     5,000   C.A. Preferred Fund Trust II                              7.000%        10/30/49              A1          5,133,910
    18,600   C.A. Preferred Funding Trust                              7.000%         1/30/49              A1         19,072,347
    19,990   Dresdner Funding Trust I, 144A                            8.151%         6/30/31              A-         24,147,440
     5,050   First Hawaiian Capital Trust I, Series B                  8.343%         7/01/27              A-          5,308,222
    17,095   First Union Capital Trust II, Series A                    7.950%        11/15/29              A1         20,723,311
    20,000   Mellon Capital Trust I, Series A                          7.720%        12/01/26              A2         20,824,400
     3,600   MUFG Capital Finance 2                                    4.850%         7/25/56             BBB          4,647,808
     3,240   State Street Institutional Capital Trust,                 7.940%        12/30/26              A1          3,372,030
              144A
    19,800   UBS Preferred Funding Trust I                             8.622%        10/29/49             AA-         21,889,573
     5,000   Washington Mutual Capital Trust I                         8.375%         6/01/27            Baa1          5,246,425
--------------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                   155,293,203
             -------------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 26.2%
    19,000   AB Svensk Exportkredit, 144A                              6.375%        10/27/49             AA-         18,900,326
    37,250   Abbey National Capital Trust I                            8.963%         6/30/50               A         49,835,768

Portfolio of INVESTMENTS December 31, 2006

    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                           COUPON        MATURITY     RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL BANKS (continued)
      7,100     AgFirst Farm Credit Bank                                  7.300%        12/15/53             N/R     $    6,993,195
      6,500     Bank One Capital III                                      8.750%         9/01/30              A1          8,551,686
      5,000     BanPonce Trust I, Series A                                8.327%         2/01/27            Baa1          5,214,575
     36,000     Barclays Bank PLC, 144A                                   8.550%         6/15/49             Aa3         40,323,276
      2,000     Corestates Capital Trust I, 144A                          8.000%        12/15/26              A1          2,082,800
      3,700     DBS Capital Funding Corporation, 144A                     7.657%         3/15/49              A1          3,982,710
      1,700     Den Norske Bank, 144A                                     7.729%         6/29/49              A2          1,835,941
      1,500     First Empire Capital Trust I                              8.234%         2/01/27            Baa1          1,564,004
      1,500     First Midwest Bancorp Inc.                                6.950%        12/01/33            Baa2          1,581,195
     32,010     HBOS Capital Funding LP, Notes                            6.850%         3/23/49              A1         32,423,409
      6,500     HBOS PLC, 144A                                            6.413%         9/29/49              A1          6,477,393
      2,400     HSBC Capital Funding LP, 144A                             9.547%        12/31/49              A1          2,705,998
      6,250     HSBC Capital Funding LP, Debt                            10.176%         6/30/50              A1          9,261,038
     32,000     KBC Bank Fund Trust III, 144A                             9.860%         5/02/50               A         35,625,056
      8,000     KeyCorp Capital III                                       7.750%         7/15/29              A3          9,450,680
      4,000     KeyCorp Capital VII                                       5.700%         6/15/35              A3          3,749,228
     13,500     Lloyds TSB Bank PLC, Subordinated Note                    6.900%        11/22/49             Aa2         13,637,336
     25,000     M&I Capital Trust A                                       7.650%        12/01/26              A2         25,878,425
     14,000     Nordbanken AB, 144A                                       8.950%        11/29/49               A         15,208,984
      2,000     North Fork Capital Trust I, Capital                       8.700%        12/15/26            Baa1          2,091,620
                 Securities
      8,000     North Fork Capital Trust II                               8.000%        12/15/27            Baa1          8,448,456
      2,000     Peoples Heritage Capital Trust I, Series B                9.060%         2/01/27              A3          2,095,024
      7,000     PNC Preferred Funding Trust                               6.517%         3/15/49              A-          7,129,458
      2,000     Popular North American Capital Trust I                    6.564%         9/15/34            Baa1          2,000,764
     12,100     RBS Capital Trust B                                       6.800%        12/31/49              A1         12,254,154
      8,000     Reliance Capital Trust I, Series B                        8.170%         5/01/28             N/R          8,520,160
        500     Republic New York Capital II, Capital                     7.530%        12/04/26              A1            519,203
                 Securities
     17,500     Royal Bank of Scotland Group PLC                          9.118%         3/31/49              A1         19,400,815
      5,000     Sparebanken Rogaland, Notes, 144A                         6.443%         5/01/49            Baa1          4,943,015
      9,000     St. George Funding Company LLC, 144A                      8.485%        12/31/47              A3          9,456,345
     13,600     Swedbank ForeningsSparbanken AB, 144A                     9.000%         9/17/50              A2         14,918,724
      9,000     Unicredito Italiano Capital Trust, 144A                   9.200%         4/05/51              A-         10,107,090
      7,500     Union Planters Capital Trust A                            8.200%        12/15/26              A2          7,812,450
        240     Union Planters Preferred Fund, 144A                       7.750%         7/15/53              A2         26,430,000
     28,300     Washington Mutual Preferred Funding Cayman,               7.250%         3/15/49             BBB         28,240,259
                 Series A-1, 144A
-----------------------------------------------------------------------------------------------------------------------------------
                Total Commercial Banks                                                                                  459,650,560
                -------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIAL SERVICES - 4.0%
      1,000     BNP Paribas Capital Trust, 144A                           9.003%        12/29/49              A+          1,118,733
      2,750     BNP Paribas Capital Trust                                 7.200%        12/31/49              A+          2,770,892
      6,800     Fulton Capital Trust I                                    6.290%         2/01/36              A3          6,719,107
     22,085     JPM Capital Trust II                                      7.950%         2/01/27              A1         22,982,733
     15,300     JPMorgan Chase Capital Trust XVIII                        6.950%         8/17/36              A2         16,603,866
     19,300     Old Mutual Capital Funding, Notes                         8.000%         6/22/53            Baa2         20,120,250
-----------------------------------------------------------------------------------------------------------------------------------
                Total Diversified Financial Services                                                                     70,315,581
                -------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
     30,250     Centaur Funding Corporation, Series B, 144A               9.080%         4/21/20             BBB         35,373,594
-----------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 10.8%
     14,280     Ace Capital Trust II                                      9.700%         4/01/30            Baa1         19,630,545
     28,000     American General Institutional Capital, 144A              8.125%         3/15/46             Aa3         35,946,176
      9,600     Great West Life and Annuity Insurance                     7.153%         5/16/46              A-         10,190,419
                 Company
      1,400     Lincoln National Corporation, Capital                     7.000%         5/17/66              A-          1,486,400
                 Securities
      2,000     Mangrove Bay, Class 3, 144A                               6.102%         7/15/33            BBB+          1,957,186
      8,100     MetLife Inc.                                              6.400%        12/15/66              A3          8,164,436
      6,000     MIC Financing Trust I                                     8.375%         2/01/27              A+          6,008,412
      1,200     Nationwide Financial Services Capital Trust               7.899%         3/01/37            Baa1          1,431,502
     12,000     Oil Insurance Limited, 144A                               7.550%        12/30/49            Baa1         12,453,972
     10,250     Prudential PLC                                            6.500%         6/29/49               A         10,339,595
     37,000     Sun Life Canada Capital Trust, Capital                    8.526%         5/06/47             AA-         38,864,874
                 Securities, 144A
     40,500     Zurich Capital Trust I, 144A                              8.376%         6/01/37              A-         42,455,057
-----------------------------------------------------------------------------------------------------------------------------------
                Total Insurance                                                                                         188,928,574
                -------------------------------------------------------------------------------------------------------------------

    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                           COUPON        MATURITY     RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 0.8%
      3,680     KN Capital Trust I, Preferred Securities                  8.560%         4/15/27            Baa3     $    3,686,227
     10,750     KN Capital Trust III                                      7.630%         4/15/28            Baa3         10,013,754
-----------------------------------------------------------------------------------------------------------------------------------
                Total Oil, Gas & Consumable Fuels                                                                        13,699,981
                -------------------------------------------------------------------------------------------------------------------
                ROAD & RAIL - 0.8%
     14,400     Burlington Northern Santa Fe Funding Trust I              6.613%        12/15/55             BBB         14,356,598
-----------------------------------------------------------------------------------------------------------------------------------
                THRIFTS & MORTGAGE FINANCE - 3.3%
      1,000     Caisse Nationale Des Caisses d'Epargne et de              6.750%         1/27/49              A+          1,003,262
                 Prevoyance
     12,811     Countrywide Capital Trust III, Series B                   8.050%         6/15/27            BBB+         14,488,101
     11,825     Dime Capital Trust I, Series A                            9.330%         5/06/27            Baa1         12,504,476
     13,000     Great Western Financial Trust II, Series A                8.206%         2/01/27            Baa1         13,555,347
     15,600     Washington Mutual Preferred Funding Trust II              6.665%         3/15/57             BBB         15,670,122
-----------------------------------------------------------------------------------------------------------------------------------
                Total Thrifts & Mortgage Finance                                                                         57,221,308
                -------------------------------------------------------------------------------------------------------------------
                TOTAL CAPITAL PREFERRED SECURITIES (COST                                                                994,839,399
                 $980,461,892)
                ===================================================================================================================

    SHARES   DESCRIPTION (1)                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
             INVESTMENT COMPANIES - 2.7% (1.9% OF TOTAL INVESTMENTS)
   195,849   Blackrock Preferred and Corporate Income                                                             $    4,324,346
              Strategies Fund
   671,322   Blackrock Preferred Income Strategies Fund                                                               13,580,844
   553,060   Flaherty and Crumrine/Claymore Preferred                                                                 11,841,015
              Securities Income Fund Inc.
   293,280   Flaherty and Crumrine/Claymore Total Return                                                               6,299,654
              Fund Inc.
   542,319   John Hancock Preferred Income Fund III                                                                   12,153,365
--------------------------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENT COMPANIES (COST                                                                         48,199,224
              $44,565,307)
             ===================================================================================================================

 PRINCIPAL
    AMOUNT
     (000)   DESCRIPTION (1)                                           COUPON        MATURITY                              VALUE
--------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 0.7% (0.5% OF TOTAL INVESTMENTS)
$   13,051   Repurchase Agreement with Fixed Income                    4.580%         1/02/07                     $   13,050,540
              Clearing Corporation, dated 12/29/06,
              repurchase price $13,057,181,
              collateralized by $11,365,000 U.S. Treasury
              Bonds, 6.250%, due 8/15/23, value
              $13,312,722
==========   -------------------------------------------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS (COST $13,050,540)                                                          13,050,540
             ===================================================================================================================
             TOTAL INVESTMENTS (COST $2,468,765,297) - 144.0%                                                      2,524,368,388
             ===================================================================================================================
             OTHER ASSETS LESS LIABILITIES - 1.6%                                                                     29,023,917
             ===================================================================================================================
             PREFERRED SHARES, AT LIQUIDATION VALUE - (45.6)%                                                       (800,000,000)
             ===================================================================================================================
             NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                        $1,753,392,305
             ===================================================================================================================

INTEREST RATE SWAPS OUTSTANDING AT DECEMBER 31, 2006:

                                            FUND                                       FIXED RATE                     UNREALIZED
                        NOTIONAL     PAY/RECEIVE             FLOATING     FIXED RATE      PAYMENT   TERMINATION     APPRECIATION
   COUNTERPARTY           AMOUNT   FLOATING RATE           RATE INDEX   (ANNUALIZED)    FREQUENCY          DATE   (DEPRECIATION)
   -----------------------------------------------------------------------------------------------------------------------------
   Citigroup Inc.   $200,000,000         Receive    1-Month USD-LIBOR         3.375%      Monthly      11/06/07   $   3,401,228
   Citigroup Inc.    200,000,000         Receive    1-Month USD-LIBOR          3.910      Monthly      11/06/09       5,922,798
   -----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   9,324,026
   =============================================================================================================================
   USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Ratings (not covered by the report of independent registered public accounting firm):
                 Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
                 Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
        (3)      Investment is eligible for the Dividends Received Deduction.
        N/R      Not rated.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
      CORTS      Corporate Backed Trust Securities.
      PCARS      Public Credit and Repackaged Securities.
      PPLUS      PreferredPlus Trust.
    SATURNS      Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.

Nuveen Quality Preferred Income Fund 3 (JHP)

Portfolio of
        INVESTMENTS December 31, 2006

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             $25 PAR (OR SIMILAR) PREFERRED SECURITIES - 91.2% (61.8% OF TOTAL INVESTMENTS)
             AUTOMOBILES - 0.1%
     8,000   DaimlerChrysler AG (CORTS)                               7.875%                         Baa1      $      202,000
-----------------------------------------------------------------------------------------------------------------------------
             CAPITAL MARKETS - 8.2%
    21,206   Bear Stearns Capital Trust III                           7.800%                           A2             539,693
     8,500   BNY Capital Trust V, Series F                            5.950%                           A1             210,205
    59,900   Compass Capital Trust III                                7.350%                           A3           1,502,891
    39,900   CSFB USA, Series 2002-10 (SATURNS)                       7.000%                          AA-           1,011,465
     5,700   Goldman Sachs Group Inc., Series GSC-3 (PPLUS)           6.000%                           A1             137,598
             Goldman Sachs Group Inc., Series GSC-4 Class A
     7,100    (PPLUS)                                                 6.000%                           A1             171,465
     5,300   Goldman Sachs Group Inc. (SATURNS)                       5.750%                          AA-             125,557
             Lehman Brothers Holdings Capital Trust III, Series
   357,800    K                                                       6.375%                           A2           8,977,202
       200   Lehman Brothers Holdings Capital Trust V, Series M       6.000%                           A2               4,960
    11,700   Merrill Lynch Capital Trust II                           8.000%                           A1             296,595
    70,800   Merrill Lynch Preferred Capital Trust III                7.000%                           A1           1,808,940
    20,400   Merrill Lynch Preferred Capital Trust IV                 7.120%                           A1             524,688
    84,400   Merrill Lynch Preferred Capital Trust V                  7.280%                           A1           2,176,676
    41,900   Morgan Stanley (PPLUS)                                   7.050%                          Aa3           1,068,031
    80,100   Morgan Stanley Capital Trust II                          7.250%                           A1           2,034,540
   187,741   Morgan Stanley Capital Trust III                         6.250%                           A1           4,714,177
    75,700   Morgan Stanley Capital Trust VI                          6.600%                           A1           1,937,920
    18,600   Morgan Stanley Capital Trust VII                         6.600%                           A2             469,464
-----------------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                                 27,712,067
             ----------------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 15.1%
   108,898   ABN AMRO Capital Fund Trust VII                          6.080%                            A           2,722,450
    38,300   ASBC Capital I                                           7.625%                         Baa1             966,309
    55,900   BAC Capital Trust V                                      6.000%                          Aa3           1,390,233
    10,200   BAC Capital Trust VIII                                   6.000%                          Aa3             253,266
     3,800   BAC Capital Trust X                                      6.250%                          Aa3              95,228
   188,983   Banco Santander, 144A                                    6.800%                           A2           4,748,198
    28,135   Banco Santander, (3)                                     6.410%                           A2             713,504
     3,800   BancorpSouth Capital Trust I                             8.150%                         Baa2              95,266
   244,100   Banesto Holdings, Series A, 144A                        10.500%                           A2           7,384,025
    33,200   Bank One Capital Trust VI                                7.200%                           A1             842,284
     6,300   BankNorth Capital Trust II                               8.000%                           A3             158,634
    32,400   Capital One Capital II Corporation                       7.500%                         Baa1             849,489
    24,800   Chittenden Capital Trust I                               8.000%                         Baa1             626,448
    40,500   Citizens Funding Trust I                                 7.500%                         Baa2           1,058,063
    44,500   Cobank ABC, 144A, (3)                                    7.000%                          N/R           2,265,095
    57,500   Comerica Capital Trust I                                 7.600%                           A3           1,450,150
    35,816   Fleet Capital Trust VIII                                 7.200%                          Aa3             899,698
   141,700   HSBC Finance Corporation                                 6.875%                          AA-           3,641,690
   160,500   Keycorp Capital Trust IX                                 6.750%                         Baa1           4,037,586
     5,733   KeyCorp Capital Trust V                                  5.875%                           A3             137,420
   245,100   National City Capital Trust II                           6.625%                           A3           6,196,447
    16,500   National Westminster Bank PLC, Series B                  7.875%                          Aa3             411,345
    12,200   PNC Capital Trust                                        6.125%                           A3             303,658
    22,200   Royal Bank of Scotland Group PLC, Series M               6.400%                           A1             566,100
   104,465   Royal Bank of Scotland Group PLC, Series N               6.350%                           A1           2,664,902
    16,100   USB Capital Trust XI                                     6.600%                           A1             408,618
    19,700   VNB Capital Trust I                                      7.750%                         Baa1             498,213
    16,000   Wells Fargo Capital Trust IX                             5.625%                          Aa2             380,320
    51,000   Wells Fargo Capital Trust V                              7.000%                          Aa2           1,284,690
     6,800   Wells Fargo Capital Trust VI                             6.950%                          Aa2             170,340
    65,925   Wells Fargo Capital Trust VII                            5.850%                          Aa2           1,619,118
    80,800   Zions Capital Trust B                                    8.000%                         Baa1           2,059,592
-----------------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                                50,898,379
             ----------------------------------------------------------------------------------------------------------------
             COMPUTERS & PERIPHERALS - 0.0%
     3,900   IBM Inc., Trust Certificates, Series 2001-2              7.100%                           A+              98,358
-----------------------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE - 0.6%
    77,100   HSBC Finance Corporation, (3)                            6.360%                            A      $    1,998,432
-----------------------------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 9.1%
   377,415   BAC Capital Trust XII                                    6.875%                          Aa3           9,924,126
    45,900   CIT Group Incorporated (CORTS)                           7.750%                           A3           1,220,940
    13,800   Citigroup Capital XIV                                    6.875%                          Aa2             362,388
    55,729   Citigroup Capital XV                                     6.500%                          Aa3           1,401,935
     2,300   Citigroup, Series CIT (CORTS)                            6.750%                           A3              58,903
     4,300   General Electric Capital Corporation (CORTS)             6.000%                          AAA             106,511
    12,550   General Electric Capital Corporation                     6.450%                          AAA             325,171
   504,300   ING Group N.V.                                           7.200%                            A          12,894,948
   142,900   ING Group N.V.                                           7.050%                            A           3,628,231
             JPMorgan Chase Trust, Series 2002-6, Class A
    25,800    (SATURNS)                                               7.125%                           A1             667,962
             Royal Bank of Scotland Public Limited Company,
     6,300    Series 2006Q                                            6.750%                           A1             166,005
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                                  30,757,120
             ----------------------------------------------------------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
    32,500   AT&T Inc.                                                7.000%                            A             818,675
     3,200   BellSouth Capital Funding (CORTS)                        7.100%                            A              82,400
     4,600   BellSouth Corporation (CORTS)                            7.000%                          Aa3             115,736
     6,900   BellSouth Corporation, Series 2001-3 (SATURNS)           7.125%                            A             172,569
     9,000   BellSouth Corporation, Series BLS (CORTS)                7.000%                            A             225,540
    15,700   BellSouth Inc. (CORTS)                                   7.000%                            A             403,490
     9,400   BellSouth Telecommunications (PPLUS)                     7.300%                            A             236,222
    25,600   Verizon Communications (CORTS)                           7.625%                            A             657,920
-----------------------------------------------------------------------------------------------------------------------------
             Total Diversified Telecommunication Services                                                           2,712,552
             ----------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES - 2.5%
    55,200   Entergy Louisiana LLC                                    7.600%                           A-           1,386,072
   203,447   Entergy Mississippi Inc.                                 7.250%                           A-           5,194,002
    23,800   FPL Group Capital Inc.                                   6.600%                           A3             601,664
             National Rural Utilities Cooperative Finance
     5,200    Corporation                                             7.400%                           A3             131,820
             National Rural Utilities Cooperative Finance
     2,300    Corporation                                             6.100%                           A3              56,442
             National Rural Utilities Cooperative Finance
    33,018    Corporation                                             5.950%                           A3             797,385
     8,900   Virginia Power Capital Trust                             7.375%                         Baa2             227,662
-----------------------------------------------------------------------------------------------------------------------------
             Total Electric Utilities                                                                               8,395,047
             ----------------------------------------------------------------------------------------------------------------
             FOOD PRODUCTS - 0.5%
    17,000   Dairy Farmers of America Inc., 144A, (3)                 7.875%                         BBB-           1,678,750
-----------------------------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES - 0.0%
     1,400   General Electric Company, Series GE (CORTS)              6.800%                          AAA              35,798
-----------------------------------------------------------------------------------------------------------------------------
             INSURANCE - 20.9%
   194,400   Ace Ltd., Series C                                       7.800%                         Baa2           5,034,960
    15,686   Aegon N.V.                                               6.875%                           A-             410,032
   406,738   Aegon N.V., (3)                                          6.375%                           A-          10,562,985
    32,400   AMBAC Financial Group Inc.                               5.950%                           AA             787,968
    94,800   AMBAC Financial Group Inc.                               5.875%                           AA           2,280,888
   195,649   Arch Capital Group Limited                               8.000%                         Baa3           5,174,916
   138,700   Delphi Financial Group, Inc.                             8.000%                          BBB           3,575,686
    45,867   EverestRe Capital Trust II                               6.200%                         Baa1           1,095,304
   294,716   EverestRe Group Limited                                  7.850%                         Baa1           7,527,047
   151,100   Financial Security Assurance Holdings                    6.250%                           AA           3,798,654
   174,900   PartnerRe Limited, Series C                              6.750%                         BBB+           4,442,460
     3,000   PartnerRe Limited, Series D                              6.500%                         BBB+              75,600
    57,100   PLC Capital Trust III                                    7.500%                         BBB+           1,446,343
    46,400   PLC Capital Trust IV                                     7.250%                         BBB+           1,176,240
     4,500   PLC Capital Trust V                                      6.125%                         BBB+             111,960
   324,300   Protective Life Corporation                              7.250%                          BBB           8,460,987
    53,244   Prudential PLC                                           6.750%                            A           1,365,176
    37,303   RenaissanceRe Holdings Limited, Series A                 8.100%                         BBB+             939,290
    60,401   RenaissanceRe Holdings Limited, Series B                 7.300%                          BBB           1,548,380
     6,500   Safeco Capital Trust IV (CORTS)                          8.375%                         Baa2             182,910
    33,000   Safeco Corporation, Series 2001-7 (SATURNS)              8.250%                         Baa2             826,320
     7,000   W.R. Berkley Corporation                                 6.750%                         BBB-             176,050
    65,100   XL Capital Ltd, Series A                                 8.000%                         Baa1           1,643,775
   294,200   XL Capital Ltd, Series B                                 7.625%                         Baa1           7,531,520
-----------------------------------------------------------------------------------------------------------------------------
             Total Insurance                                                                                       70,175,451
             ----------------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS December 31, 2006

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             MEDIA - 3.8%
     1,700   CBS Corporation                                          7.250%                          BBB      $       42,653
   323,000   Comcast Corporation                                      7.000%                         BBB+           8,428,297
    15,400   Comcast Corporation                                      7.000%                         BBB+             397,995
   156,400   Viacom Inc.                                              6.850%                          BBB           3,900,225
-----------------------------------------------------------------------------------------------------------------------------
             Total Media                                                                                           12,769,170
             ----------------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES - 0.1%
    17,900   Dominion CNG Capital Trust I                             7.800%                         Baa2             453,944
-----------------------------------------------------------------------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS - 1.8%
   195,200   Nexen Inc.                                               7.350%                         Baa3           5,036,160
    34,700   TransCanada Pipeline                                     8.250%                           A3             901,159
-----------------------------------------------------------------------------------------------------------------------------
             Total Oil, Gas & Consumable Fuels                                                                      5,937,319
             ----------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS - 0.1%
     8,600   Bristol-Myers Squibb Company (CORTS)                     6.250%                           A+             217,795
     4,300   Bristol-Myers Squibb Company Trust (CORTS)               6.800%                           A+             110,725
-----------------------------------------------------------------------------------------------------------------------------
             Total Pharmaceuticals                                                                                    328,520
             ----------------------------------------------------------------------------------------------------------------
             REAL ESTATE - 23.7%
    10,700   AvalonBay Communities, Inc., Series H                    8.700%                          BBB             287,509
    29,200   BRE Properties, Series C                                 6.750%                         BBB-             735,840
     8,029   BRE Properties, Series D                                 6.750%                         BBB-             201,126
             Developers Diversified Realty Corporation, Series
    26,700    F                                                       8.600%                         BBB-             677,913
             Developers Diversified Realty Corporation, Series
   171,200    G                                                       8.000%                         BBB-           4,377,584
             Developers Diversified Realty Corporation, Series
    32,000    H                                                       7.375%                         BBB-             808,320
   112,900   Duke Realty Corporation, Series L                        6.600%                          BBB           2,846,209
   136,700   Duke Realty Corporation, Series N                        7.250%                          BBB           3,609,741
   149,000   Duke-Weeks Realty Corporation                            6.950%                          BBB           3,871,020
    61,444   Equity Office Properties Trust, Series G                 7.750%                         BBB-           1,545,931
    20,800   Equity Residential Properties Trust, Series D            8.600%                          BBB             535,600
   223,471   First Industrial Realty Trust, Inc., Series C            8.625%                         BBB-           6,246,014
   145,900   First Industrial Realty Trust, Inc., Series J            7.250%                         BBB-           3,736,499
   247,207   HRPT Properties Trust, Series B                          8.750%                         BBB-           6,355,692
   129,611   HRPT Properties Trust, Series C                          7.125%                         BBB-           3,388,032
    21,000   New Plan Excel Realty Trust, Series D                    7.800%                         BBB-           1,123,500
    36,300   New Plan Excel Realty Trust, Series E                    7.625%                         BBB-             943,800
    20,000   Prologis Trust, Series G                                 6.750%                          BBB             510,400
     8,300   PS Business Parks, Inc., Series F                        8.750%                         BBB-             207,417
   120,000   PS Business Parks, Inc., Series L                        7.600%                         BBB-           3,081,600
   136,000   PS Business Parks, Inc.                                  7.000%                         BBB-           3,461,200
    16,500   Public Storage, Inc., Series F                           6.450%                         BBB+             410,025
     2,100   Public Storage, Inc., Series H                           6.950%                         BBB+              54,222
   194,262   Public Storage, Inc., Series K                           7.250%                         BBB+           5,050,812
    31,100   Public Storage, Inc., Series T                           7.625%                         BBB+             776,878
    15,200   Public Storage, Inc., Series U                           7.625%                         BBB+             379,696
    17,000   Public Storage, Inc., Series V                           7.500%                         BBB+             432,650
     3,700   Public Storage, Inc., Series X                           6.450%                         BBB+              93,314
    77,300   Public Storage, Inc., Series Y                           6.850%                         BBB+           1,908,344
     3,000   Public Storage, Inc.                                     7.125%                         BBB+              78,000
   115,500   Public Storage, Inc.                                     6.750%                         BBB+           2,919,990
    53,800   Realty Income Corporation, Series E                      6.750%                         BBB-           1,356,771
     5,900   Realty Income Corporation                                7.375%                         BBB-             153,400
    30,972   Regency Centers Corporation                              7.450%                         BBB-             792,264
    84,500   Regency Centers Corporation                              7.250%                         BBB-           2,158,975
    68,600   Simon Property Group, Inc., Series G                     7.890%                          BBB           3,498,600
    37,900   United Dominion Realty Trust                             8.600%                         BBB-             964,934
    61,800   Vornado Realty Trust, Series G                           6.625%                         BBB-           1,535,730
     7,500   Vornado Realty Trust, Series I                           6.625%                         BBB-             186,825
   262,800   Wachovia Preferred Funding Corporation                   7.250%                           A2           7,382,052
    39,900   Weingarten Realty Trust, Series E                        6.950%                           A-           1,030,019
-----------------------------------------------------------------------------------------------------------------------------
             Total Real Estate                                                                                     79,714,448
             ----------------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE - 2.7%
   241,430   Countrywide Capital Trust IV                             6.750%                         BBB+           6,038,164
   117,700   Countrywide Capital Trust V                              7.000%                         BBB+           2,968,253
     3,300   Harris Preferred Capital Corporation, Series A           7.375%                           A1              83,523
-----------------------------------------------------------------------------------------------------------------------------
             Total Thrifts & Mortgage Finance                                                                       9,089,940
             ----------------------------------------------------------------------------------------------------------------

    SHARES   DESCRIPTION (1)                                          COUPON                   RATINGS (2)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.2%
   157,500   United States Cellular Corporation                       8.750%                           A-      $    4,072,950
-----------------------------------------------------------------------------------------------------------------------------
             TOTAL $25 PAR (OR SIMILAR) PREFERRED SECURITIES
              (COST $302,534,553)                                                                                 307,030,245
             ================================================================================================================

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                        COUPON     MATURITY      RATINGS (2)             VALUE
-----------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 1.0% (0.7% OF TOTAL INVESTMENTS)
               CAPITAL MARKETS - 1.0%
 $    3,000    Mizuho JGB Investment                                  9.870%      6/30/48         BBB+         $    3,180,246
-----------------------------------------------------------------------------------------------------------------------------
 $    3,000    TOTAL CORPORATE BONDS (COST $3,191,356)                                                              3,180,246
=============================================================================================================================

 PRINCIPAL
    AMOUNT
    (000)/                                                                                  RATINGS
    SHARES   DESCRIPTION (1)                                     COUPON       MATURITY          (2)              VALUE
----------------------------------------------------------------------------------------------------------------------
             CAPITAL PREFERRED SECURITIES - 51.3% (34.7% OF TOTAL INVESTMENTS)
             CAPITAL MARKETS - 8.7%
     1,800   ABN AMRO North America Holding Capital, 144A        6.523%       12/31/49           A-     $    1,886,191
     1,000   Bank of New York Capital I, Series B                7.970%       12/31/26           A1          1,041,015
     1,700   BankBoston Capital Trust III                        6.103%        6/15/27          Aa3          1,686,222
     1,000   BT Capital Trust, Series B1                         7.900%        1/15/27           A2          1,035,290
       500   BT Preferred Capital Trust II                       7.875%        2/25/27           A2            519,888
       250   C.A. Preferred Fund Trust II                        7.000%       10/30/49           A1            256,696
     3,750   C.A. Preferred Funding Trust                        7.000%        1/30/49           A1          3,845,231
     2,900   Dresdner Funding Trust I, 144A                      8.151%        6/30/31           A-          3,503,130
     2,000   First Hawaiian Capital Trust I, Series B            8.343%        7/01/27           A-          2,102,266
     8,485   First Union Capital Trust II, Series A              7.950%       11/15/29           A1         10,285,889
       700   MUFG Capital Finance 2                              4.850%        7/25/56          BBB            903,740
     2,000   Washington Mutual Capital Trust I                   8.375%        6/01/27         Baa1          2,098,570
----------------------------------------------------------------------------------------------------------------------
             Total Capital Markets                                                                          29,164,128
             ---------------------------------------------------------------------------------------------------------
             COMMERCIAL BANKS - 21.7%
     2,000   AB Svensk Exportkredit, 144A                        6.375%       10/27/49          AA-          1,989,508
     1,500   Abbey National Capital Trust I                      8.963%        6/30/50            A          2,006,810
     1,900   AgFirst Farm Credit Bank                            7.300%       12/15/53          N/R          1,871,418
     1,500   BankBoston Capital Trust II, Series B               7.750%       12/15/26          Aa3          1,559,867
       500   BanPonce Trust I, Series A                          8.327%        2/01/27         Baa1            521,458
     6,200   Barclays Bank PLC, 144A                             8.550%        6/15/49          Aa3          6,944,564
       900   DBS Capital Funding Corporation, 144A               7.657%        3/15/49           A1            968,767
       400   Den Norske Bank, 144A                               7.729%        6/29/49           A2            431,986
     1,000   First Empire Capital Trust I                        8.234%        2/01/27         Baa1          1,042,669
       500   First Midwest Bancorp Inc.                          6.950%       12/01/33         Baa2            527,065
     6,200   HBOS Capital Funding LP, Notes                      6.850%        3/23/49           A1          6,280,073
       300   HBOS PLC, 144A                                      6.413%        9/29/49           A1            298,957
     1,430   HSBC USA Capital Trust II, 144A                     8.380%        5/15/27            A          1,501,918
     2,500   KBC Bank Fund Trust III, 144A                       9.860%        5/02/50            A          2,783,208
     2,500   Lloyds TSB Bank PLC, Subordinated Note              6.900%       11/22/49          Aa2          2,525,433
     4,000   North Fork Capital Trust I, Capital Securities      8.700%       12/15/26         Baa1          4,183,240
     3,150   Peoples Heritage Capital Trust I, Series B          9.060%        2/01/27           A3          3,299,663
     5,000   PNC Institutional Capital Trust B, 144A             8.315%        5/15/27           A3          5,245,025
     1,000   Popular North American Capital Trust I              6.564%        9/15/34         Baa1          1,000,382
     4,500   RBS Capital Trust B                                 6.800%       12/31/49           A1          4,557,330
     2,500   St. George Funding Company LLC, 144A                8.485%       12/31/47           A3          2,626,763
     2,660   Swedbank ForeningsSparbanken AB, 144A               9.000%        9/17/50           A2          2,917,927
     4,600   Union Planters Capital Trust A                      8.200%       12/15/26           A2          4,791,636
        70   Union Planters Preferred Fund, 144A                 7.750%        7/15/53           A2          7,708,750
             Washington Mutual Preferred Funding Cayman, Series
     5,600    A-1, 144A                                          7.250%        3/15/49          BBB          5,588,178
----------------------------------------------------------------------------------------------------------------------
             Total Commercial Banks                                                                         73,172,595
             ---------------------------------------------------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES - 3.2%
     1,000   BNP Paribas Capital Trust                           7.200%       12/31/49           A+          1,007,597
     1,300   Fulton Capital Trust I                              6.290%        2/01/36           A3          1,284,535
     6,000   JPMorgan Chase Capital Trust XVIII                  6.950%        8/17/36           A2          6,511,320
     1,800   Old Mutual Capital Funding, Notes                   8.000%        6/22/53         Baa2          1,876,500
----------------------------------------------------------------------------------------------------------------------
             Total Diversified Financial Services                                                           10,679,952
             ---------------------------------------------------------------------------------------------------------

       Portfolio of INVESTMENTS December 31, 2006

    PRINCIPAL
AMOUNT (000)/
       SHARES   DESCRIPTION (1)                                     COUPON       MATURITY    RATINGS (2)              VALUE
---------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%

      5,260     Centaur Funding Corporation, Series B, 144A         9.080%        4/21/20           BBB      $    6,150,913
---------------------------------------------------------------------------------------------------------------------------
                INSURANCE - 12.1%

      3,450     Ace Capital Trust II                                9.700%        4/01/30          Baa1           4,742,674
      2,600     Great West Life and Annuity Insurance Company       7.153%        5/16/46            A-           2,759,905
      1,500     Lincoln National Corporation, Capital Securities    7.000%        5/17/66            A-           1,592,571
        750     Mangrove Bay, Class 3, 144A                         6.102%        7/15/33          BBB+             733,945
      1,200     MetLife Inc.                                        6.400%       12/15/66            A3           1,209,546
     10,000     MIC Financing Trust I                               8.375%        2/01/27            A+          10,014,019
        400     Nationwide Financial Services Capital Trust         7.899%        3/01/37          Baa1             477,167
      2,000     Oil Insurance Limited, 144A                         7.550%       12/30/49          Baa1           2,075,662
      1,500     Prudential PLC                                      6.500%        6/29/49             A           1,513,112
                Sun Life Canada Capital Trust, Capital Securities,
      7,000      144A                                               8.526%        5/06/47           AA-           7,352,814
      8,000     Zurich Capital Trust I, 144A                        8.376%        6/01/37            A-           8,386,184
---------------------------------------------------------------------------------------------------------------------------
                Total Insurance                                                                                  40,857,599
                -----------------------------------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS - 0.9%

      3,000     KN Capital Trust III                                7.630%        4/15/28          Baa3           2,794,536
---------------------------------------------------------------------------------------------------------------------------

                ROAD & RAIL - 0.8%

      2,785     Burlington Northern Santa Fe Funding Trust I        6.613%       12/15/55           BBB           2,776,606
---------------------------------------------------------------------------------------------------------------------------

                THRIFTS & MORTGAGE FINANCE - 2.1%

      4,225     Dime Capital Trust I, Series A                      9.330%        5/06/27          Baa1           4,467,773
      2,600     Washington Mutual Preferred Funding Trust II        6.665%        3/15/57           BBB           2,611,687
---------------------------------------------------------------------------------------------------------------------------
                Total Thrifts & Mortgage Finance                                                                  7,079,460
                -----------------------------------------------------------------------------------------------------------
                TOTAL CAPITAL PREFERRED SECURITIES (COST
                 $173,064,729)                                                                                  172,675,789
                ===========================================================================================================

    SHARES   DESCRIPTION (1)                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------------
             INVESTMENT COMPANIES - 2.9% (2.0% OF TOTAL INVESTMENTS)
             Blackrock Preferred and Corporate Income
    40,981    Strategies Fund                                                                           $      904,860
   141,978   Blackrock Preferred Income Strategies Fund                                                      2,872,215
             Flaherty and Crumrine/Claymore Preferred
   110,083    Securities Income Fund Inc.                                                                    2,356,877
             Flaherty and Crumrine/Claymore Total Return Fund
    63,742    Inc.                                                                                           1,369,178
   107,629   John Hancock Preferred Income Fund III                                                          2,411,966
----------------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENT COMPANIES (COST $9,196,819)                                                    9,915,096
             =========================================================================================================

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                               COUPON        MATURITY                           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 1.2% (0.8% OF TOTAL INVESTMENTS)
 $    4,053    Repurchase Agreement with Fixed Income Clearing               4.580%         1/02/07                  $    4,052,634
                Corporation, dated 12/29/06, repurchase price
                $4,054,696, collateralized by $3,530,000 U.S.
                Treasury Bonds, 6.250%, due 8/15/23, value
                $4,134,968
 ==========    --------------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $4,052,634)                                                             4,052,634
               ====================================================================================================================
               TOTAL INVESTMENTS (COST $492,040,091) - 147.6%                                                           496,854,010
               ====================================================================================================================
               OTHER ASSETS LESS LIABILITIES - 1.7%                                                                       5,686,295
               ====================================================================================================================
               PREFERRED SHARES, AT LIQUIDATION VALUE - (49.3)%                                                        (166,000,000)
               ====================================================================================================================
               NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                         $  336,540,305
               ====================================================================================================================

INTEREST RATE SWAPS OUTSTANDING AT DECEMBER 31, 2006:

                                     FUND                                   FIXED RATE                   UNREALIZED
                  NOTIONAL    PAY/RECEIVE                       FIXED RATE     PAYMENT  TERMINATION    APPRECIATION
 COUNTERPARTY       AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)   FREQUENCY         DATE  (DEPRECIATION)
 ------------------------------------------------------------------------------------------------------------------
 Citigroup
  Inc.         $42,000,000        Receive  1-Month USD-LIBOR        3.255%     Monthly      2/06/08  $     979,663
 Citigroup
  Inc.          42,000,000        Receive  1-Month USD-LIBOR         3.815     Monthly      2/06/10      1,481,925
 JPMorgan       21,000,000        Receive  1-Month USD-LIBOR         5.318     Monthly      5/06/07          3,941
 ------------------------------------------------------------------------------------------------------------------
                                                                                                     $   2,465,529
 ==================================================================================================================
 USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Ratings (not covered by the report of independent registered public accounting firm):
                 Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
                 Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
        (3)      Investment is eligible for the Dividends Received Deduction.
        N/R      Not rated.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
      CORTS      Corporate Backed Trust Securities.
      PPLUS      PreferredPlus Trust.
    SATURNS      Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.

Statement of
     ASSETS AND LIABILITIES December 31, 2006

                                                                     QUALITY            QUALITY           QUALITY
                                                                   PREFERRED          PREFERRED         PREFERRED
                                                                      INCOME           INCOME 2          INCOME 3
                                                                       (JTP)              (JPS)             (JHP)
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,313,516,724, $2,468,765,297
  and $492,040,091, respectively)                             $1,336,660,653     $2,524,368,388     $496,854,010
Cash                                                                 272,000            493,500          148,050
Unrealized appreciation on interest rate swaps                     2,795,289          9,324,026        2,465,529
Receivables:
  Dividends                                                        2,213,476          3,448,271          992,738
  Interest                                                         8,845,489         14,971,036        2,390,803
  Investments sold                                                     5,115          2,827,893          135,337
  Reclaims                                                                --             41,338            7,211
Other assets                                                          93,420            171,670           21,742
-----------------------------------------------------------------------------------------------------------------
     Total assets                                              1,350,885,442      2,555,646,122      503,015,420
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Accrued expenses:
  Management fees                                                    622,490          1,115,733          241,192
  Other                                                              354,112            606,817          125,715
FundPreferred share dividends payable                                300,477            531,267          108,208
-----------------------------------------------------------------------------------------------------------------
     Total liabilities                                             1,277,079          2,253,817          475,115
-----------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                       440,000,000        800,000,000      166,000,000
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $  909,608,363     $1,753,392,305     $336,540,305
-----------------------------------------------------------------------------------------------------------------
Common shares outstanding                                         64,505,441        119,643,469       23,661,035
-----------------------------------------------------------------------------------------------------------------
Net asset value per Common share outstanding (net assets
  applicable to
  Common shares, divided by Common shares outstanding)        $        14.10     $        14.66     $      14.22
-----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
-----------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                       $      645,054     $    1,196,435     $    236,610
Paid-in surplus                                                  903,151,933      1,687,575,110      331,523,615
Undistributed (Over-distribution of) net investment income        (1,329,743)        (3,968,873)        (881,169)
Accumulated net realized gain (loss) from investments and
  derivative transactions                                        (18,799,499)         3,659,864       (1,618,715)
Net unrealized appreciation (depreciation) of investments
  and derivative transactions                                     25,940,618         64,929,769        7,279,964
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $  909,608,363     $1,753,392,305     $336,540,305
-----------------------------------------------------------------------------------------------------------------
Authorized shares:
  Common                                                           Unlimited          Unlimited        Unlimited
  FundPreferred                                                    Unlimited          Unlimited        Unlimited
-----------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      OPERATIONS Year Ended December 31, 2006

                                                                   QUALITY          QUALITY          QUALITY
                                                                 PREFERRED        PREFERRED        PREFERRED
                                                                    INCOME         INCOME 2         INCOME 3
                                                                     (JTP)            (JPS)            (JHP)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $0,
  $712 and $0, respectively)                                  $ 52,851,992     $103,603,604     $22,137,235
Interest                                                        38,848,142       72,155,803      12,316,060
------------------------------------------------------------------------------------------------------------
Total investment income                                         91,700,134      175,759,407      34,453,295
------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                 11,584,235       21,193,520       4,420,593
FundPreferred shares - auction fees                              1,100,000        2,000,000         415,000
FundPreferred shares - dividend disbursing agent fees               28,500           39,977          13,500
Shareholders' servicing agent fees and expenses                     11,644           15,728           2,712
Custodian's fees and expenses                                      285,735          491,198         125,009
Trustees' fees and expenses                                         28,737           53,370          10,580
Professional fees                                                   59,625          100,089          30,566
Shareholders' reports - printing and mailing expenses              190,198          347,825          71,118
Stock exchange listing fees                                         23,557           43,686           9,823
Investor relations expense                                         143,086          264,356          54,369
Other expenses                                                      44,073           54,420          24,504
------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense
  reimbursement                                                 13,499,390       24,604,169       5,177,774
  Custodian fee credit                                             (17,272)          (7,934)         (2,264)
  Expense reimbursement                                         (4,283,386)      (8,104,950)     (1,594,196)
------------------------------------------------------------------------------------------------------------
Net expenses                                                     9,198,732       16,491,285       3,581,314
------------------------------------------------------------------------------------------------------------
Net investment income                                           82,501,402      159,268,122      30,871,981
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investments                                                      132,407         (990,466)     (2,688,895)
  Foreign currencies                                                   563            1,066             208
  Interest rate swaps                                            2,298,167        5,781,508       1,379,809
Change in net unrealized appreciation (depreciation) of:
  Investments                                                     (940,681)      (5,130,313)      3,328,270
  Foreign currencies                                                 1,400            2,652             516
  Interest rate swaps                                             (215,813)      (1,630,640)       (567,278)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                          1,276,043       (1,966,193)      1,452,630
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                     (20,743,697)     (37,501,376)     (7,912,599)
From accumulated net realized gains                                     --               --              --
------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
  distributions to FundPreferred shareholders                  (20,743,697)     (37,501,376)     (7,912,599)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares from operations                                      $ 63,033,748     $119,800,553     $24,412,012
------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS

                                                            QUALITY PREFERRED INCOME (JTP)      QUALITY PREFERRED INCOME 2 (JPS)
                                                            -------------------------------     ---------------------------------
                                                               YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                                 12/31/06          12/31/05           12/31/06           12/31/05
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                       $ 82,501,402      $ 83,656,560      $  159,268,122    $  160,397,786
Net realized gain (loss) from:
  Investments                                                    132,407        10,256,942            (990,466)       29,542,155
  Foreign currencies                                                 563                --               1,066                --
  Futures                                                             --                --                  --           626,810
  Interest rate swaps                                          2,298,167        (1,997,325)          5,781,508        (1,219,301)
Change in net unrealized appreciation (depreciation) of:
  Investments                                                   (940,681)      (58,087,700)         (5,130,313)     (120,450,106)
  Foreign currencies                                               1,400                --               2,652                --
  Futures                                                             --                --                  --           313,500
  Interest rate swaps                                           (215,813)        6,484,892          (1,630,640)        9,852,715
Distributions to FundPreferred shareholders:
  From net investment income                                 (20,743,697)      (13,746,475)        (37,501,376)      (21,967,419)
  From accumulated net realized gains                                 --                --                  --        (2,969,505)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares from operations                                      63,033,748        26,566,894         119,800,553        54,126,635
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                   (69,630,812)      (72,552,099)       (133,434,611)     (138,788,080)
From accumulated net realized gains                                   --                --                  --       (22,079,378)
Tax return of capital                                                 --                --                  --                --
---------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
  distributions to Common shareholders                       (69,630,812)      (72,552,099)       (133,434,611)     (160,867,458)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders due
  to reinvestment of distributions                               607,703                --           1,483,854                --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares from capital share transactions                         607,703                --           1,483,854                --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares                                                      (5,989,361)      (45,985,205)        (12,150,204)     (106,740,823)
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the beginning of
  year                                                       915,597,724       961,582,929       1,765,542,509     1,872,283,332
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of year   $909,608,363      $915,597,724      $1,753,392,305    $1,765,542,509
---------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
  at the end of year                                        $ (1,329,743)     $  8,725,182      $   (3,968,873)   $   12,953,839
---------------------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

                                                              QUALITY PREFERRED INCOME 3 (JHP)
                                                              ---------------------------------
                                                                  YEAR ENDED         YEAR ENDED
                                                                    12/31/06           12/31/05
-----------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                          $ 30,871,981       $ 31,177,398
Net realized gain (loss) from:
  Investments                                                    (2,688,895)         2,801,561
  Foreign currencies                                                    208                 --
  Futures                                                                --                 --
  Interest rate swaps                                             1,379,809            (22,484)
Change in net unrealized appreciation (depreciation) of:
  Investments                                                     3,328,270        (21,236,219)
  Foreign currencies                                                    516                 --
  Futures                                                                --                 --
  Interest rate swaps                                              (567,278)         2,007,568
Distributions to FundPreferred shareholders:
  From net investment income                                     (7,912,599)        (4,959,898)
  From accumulated net realized gains                                    --           (324,959)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares from operations                                         24,412,012          9,442,967
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                      (25,661,097)       (27,602,875)
From accumulated net realized gains                                      --         (2,179,859)
Tax return of capital                                              (327,326)                --
-----------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
  distributions to
  Common shareholders                                           (25,988,423)       (29,782,734)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders due
  to reinvestment of
  distributions                                                     259,052                 --
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares from capital share
  transactions                                                      259,052                 --
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares                                                         (1,317,359)       (20,339,767)
-----------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the beginning of
  year                                                          337,857,664        358,197,431
-----------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of year      $336,540,305       $337,857,664
-----------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income
  at the end of year                                           $   (881,169)      $  1,949,002
-----------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Quality Preferred Income Fund
(JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3 (JHP). The Funds are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies.

Each Fund seeks to provide high current income consistent with capital preservation by investing primarily in a portfolio of preferred securities, debt securities including convertible debt securities and convertible preferred securities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
Exchange-listed securities and instruments, other than futures, are generally valued at the last sales price on the exchange on which such securities or instruments are primarily traded. Securities or instruments traded on an exchange for which there are no transactions on a given day or securities or instruments not listed on an exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Prices of the other derivative instruments and fixed-income securities are generally provided by an independent pricing service approved by the Funds' Board of Trustees. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustee's designee. If the pricing service is unable to supply a price for a derivative investment the Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that the market price for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when issued/delayed delivery purchase commitments. At December 31, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes
Each Fund is a separate taxpayer for Federal Income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Distributions to Common shareholders are declared monthly. Real Estate Investment Trust ("REIT") distributions received by the Funds are generally comprised of ordinary income, long-term and short-term capital gains, and a return of REIT capital. The actual character of amounts received during the period are not known until after the fiscal year-end.

For the fiscal year ended December 31, 2006, the character of distributions to the Funds from the REITs was as follows:

                                                                       QUALITY        QUALITY        QUALITY
                                                                     PREFERRED      PREFERRED      PREFERRED
                                                                        INCOME       INCOME 2       INCOME 3
                                                                         (JTP)          (JPS)          (JHP)
------------------------------------------------------------------------------------------------------------
Ordinary income                                                          79.98%         79.26%        77.67%
Long-term and short-term capital gains                                   19.92          20.62         22.24
Return of REIT capital                                                    0.10           0.12          0.09
------------------------------------------------------------------------------------------------------------

For the fiscal year ended December 31, 2005, the character of distributions to the Funds from the REITs was as follows:

                                                                       QUALITY        QUALITY        QUALITY
                                                                     PREFERRED      PREFERRED      PREFERRED
                                                                        INCOME       INCOME 2       INCOME 3
                                                                         (JTP)          (JPS)          (JHP)
------------------------------------------------------------------------------------------------------------
Ordinary income                                                          77.28%         74.67%        78.86%
Long-term and short-term capital gains                                   22.72          25.33         21.14
Return of REIT capital                                                      --             --            --
------------------------------------------------------------------------------------------------------------

For the fiscal years ended December 31, 2006 and December 31, 2005, the Funds applied the actual character of distributions reported by the REITs in which the Funds invest to their receipts from the REITs. If a REIT held in the portfolio of investments did not report the actual character of its distributions during the period, the Fund treated the distributions as ordinary income.

The actual character of distributions made by the Funds during the fiscal years ended December 31, 2006 and December 31, 2005, are reflected in the accompanying financial statements.

Notes to
    FINANCIAL STATEMENTS (continued)

FundPreferred Shares
The Funds have issued and outstanding FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's FundPreferred shares are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of FundPreferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Number of shares:
  Series M                                                             3,520               4,800               3,320
  Series T                                                             3,520               4,800                  --
  Series T2                                                               --               4,000                  --
  Series W                                                             3,520               4,800                  --
  Series TH                                                            3,520               4,800               3,320
  Series TH2                                                              --               4,000                  --
  Series F                                                             3,520               4,800                  --
--------------------------------------------------------------------------------------------------------------------
Total                                                                 17,600              32,000               6,640
--------------------------------------------------------------------------------------------------------------------

Interest Rate Swap Transactions
The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of interest rate swap transactions is intended to mitigate the negative impact that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swap transactions involve each Fund's agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty paying or receiving a variable rate payment that is intended to approximate each Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the interest rate swap contract. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that each Fund is to receive. Interest rate swap positions are valued daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Funds help manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser continually monitor the financial stability of the swap counterparties.

Futures Contracts
The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. As of December 31, 2006, there were no outstanding futures contracts in any of the funds.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Foreign Currency Translation
To the extent that a Fund invests in securities that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions. The gains or losses resulting from changes in foreign exchange rates on investments and derivative transactions, if any, are included with Net realized gain (loss) from foreign currencies and Change in net unrealized appreciation (depreciation) of foreign currencies in the Statement of Operations.

Foreign Currency Transactions
The Funds are authorized to engage in foreign currency exchange transactions. The Funds may engage in foreign currency forward, options and futures contracts. To the extent that the Funds invest in contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds' investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in Common shares were as follows:

                                         QUALITY PREFERRED             QUALITY PREFERRED             QUALITY PREFERRED
                                            INCOME (JTP)                 INCOME 2 (JPS)                INCOME 3 (JHP)
                                      ------------------------      ------------------------      ------------------------
                                           YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                                          ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                       12/31/06       12/31/05       12/31/06       12/31/05       12/31/06       12/31/05
--------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders due to
  reinvestment of distributions          43,337             --        101,627             --         18,314             --
--------------------------------------------------------------------------------------------------------------------------

Notes to
    FINANCIAL STATEMENTS (continued)

3. INVESTMENT TRANSACTIONS
Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the fiscal year ended December 31, 2006, were as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Purchases                                                      $461,711,543        $871,839,318         $195,635,351
Sales and maturities                                            450,972,246         831,402,132          188,830,416
--------------------------------------------------------------------------------------------------------------------

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At December 31, 2006, the cost of investments was as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Cost of investments                                           $1,315,110,584      $2,474,342,201        $492,730,977
--------------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                                 $ 36,415,452        $ 84,993,974          $11,224,835
  Depreciation                                                  (14,865,383)        (34,967,787)          (7,101,802)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investments                                                  $ 21,550,069        $ 50,026,187          $ 4,123,033
--------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2006, the Funds' last tax year end, were as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
                                                                       (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                                       --           2,296,771                  --
Undistributed net long-term capital gains                                 --           6,399,647                  --
--------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the tax years ended July 31, 2006 and July 31, 2005, was designated for purposes of the dividends paid deduction as follows:

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
JULY 31, 2006                                                          (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                        $88,059,972        $166,262,070          $33,448,703
Distributions from net long-term capital gains **                        --          22,350,529            1,834,281
Tax return of capital                                                    --                  --              327,326
--------------------------------------------------------------------------------------------------------------------

                                                                     QUALITY             QUALITY             QUALITY
                                                                   PREFERRED           PREFERRED           PREFERRED
                                                                      INCOME            INCOME 2            INCOME 3
JULY 31, 2005                                                          (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                         $86,458,729        $168,985,896         $32,675,994
Distributions from net long-term capital gains                            --          19,485,262           1,415,750
--------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2006.

At July 31, 2006, the Funds' last tax year end, Quality Preferred Income 3 (JHP) had unused capital loss carryforwards of $16,197,047 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire in the year 2012.

Quality Preferred Income 3 (JHP) elected to defer net realized losses from investments incurred from November 1, 2005 through July 31, 2006 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $931,735 were treated as having arisen on the first day of the current fiscal year.

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of certain of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

AVERAGE DAILY MANAGED ASSETS                                              FUND-LEVEL FEE RATE
---------------------------------------------------------------------------------------------
For the first $500 million                                                              .7000%
For the next $500 million                                                               .6750
For the next $500 million                                                               .6500
For the next $500 million                                                               .6250
For Managed Assets over $2 billion                                                      .6000
---------------------------------------------------------------------------------------------

Notes to
    FINANCIAL STATEMENTS (continued)

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of December 31, 2006, the complex-level fee rate was .1845%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
--------------------------------------------------------------------------------

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolios of the Funds. Spectrum is compensated for its services to the Funds from the management fees paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Quality Preferred Income's (JTP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
JUNE 30,                                         JUNE 30,
--------------------------------------------------------------------------------
2002 *                           .32%   2007                                .32%
2003                             .32    2008                                .24
2004                             .32    2009                                .16
2005                             .32    2010                                .08
2006                             .32
--------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income (JTP) for any portion of its fees and expenses beyond June 30, 2010.

For the first eight years of Quality Preferred Income 2's (JPS) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                YEAR ENDING
SEPTEMBER 30,                             SEPTEMBER 30,
--------------------------------------------------------------------------------
2002 *                             .32%   2007                              .32%
2003                               .32    2008                              .24
2004                               .32    2009                              .16
2005                               .32    2010                              .08
2006                               .32
--------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 2 (JPS) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Quality Preferred Income 3's (JHP) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                              YEAR ENDING
DECEMBER 31,                             DECEMBER 31,
--------------------------------------------------------------------------------
2002 *                            .32%   2007                               .32%
2003                              .32    2008                               .24
2004                              .32    2009                               .16
2005                              .32    2010                               .08
2006                              .32
--------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Quality Preferred Income 3 (JHP) for any portion of its fees and expenses beyond December 31, 2010.

6. NEW ACCOUNTING PRONOUNCEMENTS
Financial Accounting Standards Board Interpretation No. 48
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations on June 29, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENT
Distributions to Common Shareholders
The Funds declared Common share distributions which were paid on February 1, 2007, to shareholders of record on January 15, 2007, as follows:

                                 QUALITY             QUALITY             QUALITY
                               PREFERRED           PREFERRED           PREFERRED
                                  INCOME            INCOME 2            INCOME 3
                                   (JTP)               (JPS)               (JHP)
--------------------------------------------------------------------------------
Distributions per share           $.0900              $.0930              $.0910
--------------------------------------------------------------------------------

Financial
       HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                          Investment Operations
                                    -----------------------------------------------------------------
                                                               Distributions
                                                                    from Net   Distributions
                        Beginning                                 Investment    from Capital
                           Common                        Net       Income to        Gains to
                            Share          Net     Realized/   FundPreferred   FundPreferred
                        Net Asset   Investment    Unrealized          Share-          Share-
                            Value    Income(a)   Gain (Loss)        holders+        holders+    Total
-----------------------------------------------------------------------------------------------------
QUALITY PREFERRED INCOME (JTP)
-----------------------------------------------------------------------------------------------------
Year ended 12/31:
2006                    $   14.20   $     1.28   $       .02   $        (.32)  $          --   $  .98
2005                        14.92         1.30          (.68)           (.21)             --      .41
8/1/04-12/31/04             14.40          .60           .47            (.05)             --     1.02
Year Ended 7/31:
2004(b)                     14.10         1.37           .26            (.08)             --     1.55
2003                        14.12         1.31           .16            (.09)             --     1.38
2002(c)                     14.33          .06          (.25)             --              --     (.19)
QUALITY PREFERRED INCOME 2 (JPS)
-----------------------------------------------------------------------------------------------------
Year ended 12/31:
2006                        14.77         1.33          (.01)           (.31)             --     1.01
2005                        15.66         1.34          (.69)           (.18)           (.02)     .45
8/1/04-12/31/04             15.32          .60           .50            (.04)           (.01)    1.05
Year Ended 7/31:
2004(b)                     14.97         1.42           .37            (.08)             --     1.71
2003(d)                     14.33         1.02           .79            (.07)             --     1.74
QUALITY PREFERRED INCOME 3 (JHP)
-----------------------------------------------------------------------------------------------------
Year ended 12/31:
2006                        14.29         1.31           .05            (.33)             --     1.03
2005                        15.15         1.32          (.70)           (.21)           (.01)     .40
8/1/04-12/31/04             14.71          .60           .46            (.05)             --     1.01
Year Ended 7/31:
2004(b)                     14.38         1.38           .40            (.08)           (.01)    1.69
2003(e)                     14.33          .67           .22            (.04)             --      .85
-----------------------------------------------------------------------------------------------------

                                   Less Distributions
                       ------------------------------------------
                                                     Tax
                              Net              Return of                 Offering
                       Investment    Capital     Capital                Costs and      Ending
                        Income to   Gains to          to            FundPreferred      Common
                           Common     Common      Common                    Share       Share    Ending
                           Share-     Share-      Share-             Underwriting   Net Asset    Market
                          holders    holders     holders    Total       Discounts       Value     Value
---------------------  --------------------------------------------------------------------------------
QUALITY PREFERRED INCOME (JTP)
---------------------
Year ended 12/31:
2006                   $    (1.08)   $   --    $      --   $(1.08)  $          --   $   14.10   $ 14.84
2005                        (1.13)       --           --    (1.13)             --       14.20     12.40
8/1/04-12/31/04              (.50)       --           --     (.50)             --       14.92     14.00
Year Ended 7/31:                                      --
2004(b)                     (1.25)       --           --    (1.25)             --       14.40     13.96
2003                        (1.25)       --           --    (1.25)           (.15)      14.10     14.59
2002(c)                        --        --           --       --            (.02)      14.12     15.15
QUALITY PREFERRED INCOME 2 (JPS)
---------------------  --------------------------------------------------------------------------------
Year ended 12/31:
2006                        (1.12)       --           --    (1.12)             --       14.66   $ 15.12
2005                        (1.16)     (.18)          --    (1.34)             --       14.77     12.80
8/1/04-12/31/04              (.53)     (.18)          --     (.71)             --       15.66     14.40
Year Ended 7/31:
2004(b)                     (1.32)     (.04)          --    (1.36)             --       15.32     14.61
2003(d)                      (.95)       --           --     (.95)           (.15)      14.97     14.65

QUALITY PREFERRED INCOME 3 (JHP)
---------------------  --------------------------------------------------------------------------------
Year ended 12/31:
2006                        (1.09)       --         (.01)   (1.10)             --       14.22   $ 14.92
2005                        (1.17)     (.09)          --    (1.26)             --       14.29     12.92
8/1/04-12/31/04              (.51)     (.06)          --     (.57)             --       15.15     14.44
Year Ended 7/31:
2004(b)                     (1.24)     (.12)          --    (1.36)             --       14.71     14.34
2003(e)                      (.62)       --           --     (.62)           (.18)      14.38     14.36
---------------------  --------------------------------------------------------------------------------

*   Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
*** After custodian fee credit and expense reimbursement, where applicable.
+   The amounts shown are based on Common share equivalents.
++  - Ratios do not reflect the effect of dividend payments to FundPreferred shareholders.
    - Income ratios reflect income earned on assets attributable to FundPreferred shares.
    - For the periods presented below each ratio includes the effect of the interest expense paid on interest rate swap transactions as follows:

                                            Ratio of Net Interest Expense to Average
                                             Net Assets Applicable to Common Shares
                                            ----------------------------------------
        QUALITY PREFERRED INCOME (JTP)
        Year Ended 7/31:
        2003                                                                .80%
        2002(c)                                                              --
        QUALITY PREFERRED INCOME 2 (JPS)
        Year Ended 7/31:
        2003(d)                                                             .58*
        QUALITY PREFERRED INCOME 3 (JHP)
        Year Ended 7/31:
        2003(e)                                                             .51*

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) The Funds changed their method of presentation for net interest expense on interest rate swap transactions. The effect of this reclassification for the fiscal year ended July 31, 2004, was as follows:

                                                                             QUALITY              QUALITY              QUALITY
                                                                           PREFERRED            PREFERRED            PREFERRED
                                                                              INCOME             INCOME 2             INCOME 3
                                                                               (JTP)                (JPS)                (JHP)
                                                                           ---------------------------------------------------
      Increase of Net Investment Income per share with a
        corresponding
        decrease in Net Realized/Unrealized Investment Gain
        (Loss)                                                                  $.14                 $.11                 $.11
      Decrease in each of the Ratios of Expenses to Average Net
        Assets Applicable to Common Shares with a corresponding
        increase in
        each of the Ratios of Net Investment Income to Average
        Net Assets
        Applicable to Common Shares                                              .94%                 .71%                 .73%

(c) For the period June 25, 2002 (commencement of operations) through July 31, 2002.
(d) For the period September 24, 2002 (commencement of operations) through July 31, 2003.
(e) For the period December 18, 2002 (commencement of operations) through July 31, 2003.

                                                         Ratios/Supplemental Data
                         ----------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets    Ratios to Average Net Assets
                                         Applicable to Common Shares     Applicable to Common Shares
       Total Returns                     Before Credit/Reimbursement    After Credit/Reimbursement***
     -----------------                  -----------------------------   -----------------------------
                 Based
                    on
                Common     Ending Net
       Based     Share         Assets
          on       Net     Applicable                             Net                             Net   Portfolio
      Market     Asset      to Common                      Investment                      Investment    Turnover
     Value**   Value**   Shares (000)      Expenses++        Income++      Expenses++        Income++        Rate
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
       29.51%     7.26%  $    909,608          1.50%          8.70%            1.02%           9.18%          34%
       (3.69)     2.89        915,598          1.49            8.47            1.02            8.94           19
        3.79      7.10        961,583          1.49*           9.15*           1.02*           9.62*           8
        4.20     11.17        927,892          1.51            8.87            1.04            9.33           18
        4.95      9.15        907,746          2.38            8.84            1.91            9.31           45
        1.00     (1.47)       880,006           .96*           4.51*            .64*           4.83*           1
-----------------------------------------------------------------------------------------------------------------
       27.75      7.09      1,753,392          1.42            8.72             .95            9.19           34
       (2.06)     3.01      1,765,543          1.40            8.32             .94            8.78           17
        3.34      6.94      1,872,283          1.40*           8.69*            .94*           9.14*           6
        8.98     11.60      1,830,878          1.41            8.64             .95            9.10           19
        4.02     11.22      1,789,809          1.99*           7.59*           1.54*           8.04*          35
-----------------------------------------------------------------------------------------------------------------
       25.00      7.49        336,540          1.56            8.81            1.08            9.29           39
       (2.16)     2.88        337,858          1.54            8.48            1.07            8.96           16
        4.64      6.81        358,197          1.54*           9.03*           1.07*           9.50*           7
        9.36     11.93        347,900          1.55            8.75            1.08            9.22           17
        (.19)     4.62        339,499          1.97*           7.14*           1.53*           7.58*          57
-----------------------------------------------------------------------------------------------------------------


      FundPreferred Shares at End of Period
     ---------------------------------------

        Aggregate   Liquidation
           Amount    and Market        Asset
      Outstanding     Value Per     Coverage
            (000)         Share    Per Share
---  ---------------------------------------
---  ---------------------------------------
     $   440,000    $   25,000    $  76,682
         440,000        25,000       77,023
         440,000        25,000       79,635
         440,000        25,000       77,721
         440,000        25,000       76,577
              --            --           --
---  ---------------------------------------
         800,000        25,000       79,794
         800,000        25,000       80,173
         800,000        25,000       83,509
         800,000        25,000       82,215
         800,000        25,000       80,932
---  ---------------------------------------
         166,000        25,000       75,684
         166,000        25,000       75,882
         166,000        25,000       78,945
         166,000        25,000       77,395
         166,000        25,000       76,129
---

                                 See accompanying notes to financial statements.

Board Members
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board Members of the Funds. The number of board members of the Fund is currently set at ten. None of the board members who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                           NUMBER OF PORTFOLIOS
                                                                     PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD    YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS         OVERSEEN BY
AND ADDRESS                 WITH THE FUNDS     OR APPOINTED(2)       DURING PAST 5 YEARS                   BOARD MEMBER
-------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:
-------------------------------------------------------------------------------------------------------------------------------
Timothy R.                 Chairman of the     1994                  Chairman (since 1996) and Director            172
Schwertfeger(1)            Board and Board                           of Nuveen Investments, Inc., Nuveen
3/28/49                    Member                                    Investments, LLC; Chairman and
333 W. Wacker Drive                                                  Director (since 1997) of Nuveen
Chicago, IL 60606                                                    Asset Management; Chairman and
                                                                     Director of Rittenhouse Asset
                                                                     Management, Inc. (since 1999);
                                                                     Chairman of Nuveen Investments
                                                                     Advisers Inc. (since 2002);
                                                                     formerly, Chairman and Director
                                                                     (1996-2004) Nuveen Advisory Corp.
                                                                     and Nuveen Institutional Advisory
                                                                     Corp.(3); formerly, Director
                                                                     (1996-2006) of Institutional
                                                                     Capital Corporation.
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
-------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner          Lead Independent    1997                  Private Investor and Management               172
8/22/40                    Board member                              Consultant.
333 W. Wacker Drive
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown          Board member        1993                  Retired (since 1989) as Senior Vice           172
7/29/34                                                              President of The Northern Trust
333 W. Wacker Drive                                                  Company; Director (since 2002)
Chicago, IL 60606                                                    Community Advisory Board for
                                                                     Highland Park and Highwood, United
                                                                     Way of the North Shore; Director
                                                                     (since 2006) of the Michael Rolfe
                                                                     Pancreatic Cancer Foundation.
-------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans              Board member        1999                  President, The Hall-Perrine                   172
10/22/48                                                             Foundation, a private philanthropic
333 W. Wacker Drive                                                  corporation (since 1996); Director
Chicago, IL 60606                                                    and Vice Chairman, United Fire
                                                                     Group, a publicly held company;
                                                                     Adjunct Faculty Member, University
                                                                     of Iowa; Director, Gazette
                                                                     Companies; Life Trustee of Coe
                                                                     College and Iowa College
                                                                     Foundation; formerly, Director,
                                                                     Alliant Energy; formerly, Director,
                                                                     Federal Reserve Bank of Chicago;
                                                                     formerly, President and Chief
                                                                     Operating Officer, SCI Financial
                                                                     Group, Inc., a regional financial
                                                                     services firm.
-------------------------------------------------------------------------------------------------------------------------------
William C. Hunter          Board member        2004                  Dean, Tippie College of Business,             172
3/6/48                                                               University of Iowa (since July
333 W. Wacker Drive                                                  2006); formerly, Dean and
Chicago, IL 60606                                                    Distinguished Professor of Finance,
                                                                     School of Business at the
                                                                     University of Connecticut
                                                                     (2003-2006); previously, Senior
                                                                     Vice President and Director of
                                                                     Research at the Federal Reserve
                                                                     Bank of Chicago (1995-2003);
                                                                     Director (since 1997), Credit
                                                                     Research Center at Georgetown
                                                                     University; Director (since 2004)
                                                                     of Xerox Corporation; Director,
                                                                     SS&C Technologies, Inc. (May 2005-
                                                                     October 2005).
-------------------------------------------------------------------------------------------------------------------------------
David J. Kundert           Board member        2005                  Director, Northwestern Mutual                 170
10/28/42                                                             Wealth Management Company; Retired
333 W. Wacker Drive                                                  (since 2004) as Chairman, JPMorgan
Chicago, IL 60606                                                    Fleming Asset Management, President
                                                                     and CEO, Banc One Investment
                                                                     Advisors Corporation, and
                                                                     President, One Group Mutual Funds;
                                                                     prior thereto, Executive Vice
                                                                     President, Banc One Corporation and
                                                                     Chairman and CEO, Banc One
                                                                     Investment Management Group; Board
                                                                     of Regents, Luther College; member
                                                                     of the Wisconsin Bar Association;
                                                                     member of Board of Directors,
                                                                     Friends of Boerner Botanical
                                                                     Gardens; member of Board of
                                                                     Directors, Milwaukee Repertory
                                                                     Theater.

                                                                                                           NUMBER OF PORTFOLIOS
                                                                     PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
NAME, BIRTHDATE            POSITION(S) HELD    YEAR FIRST ELECTED    INCLUDING OTHER DIRECTORSHIPS         OVERSEEN BY
AND ADDRESS                 WITH THE FUNDS     OR APPOINTED(2)       DURING PAST 5 YEARS                   BOARD MEMBER
-------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
-------------------------------------------------------------------------------------------------------------------------------
William J. Schneider       Board member        1997                  Chairman of Miller-Valentine                  172
9/24/44                                                              Partners Ltd., a real estate
333 W. Wacker Drive                                                  investment company; formerly,
Chicago, IL 60606                                                    Senior Partner and Chief Operating
                                                                     Officer (retired, 2004) of
                                                                     Miller-Valentine Group; formerly,
                                                                     Vice President, Miller-Valentine
                                                                     Realty; Board Member, Chair of the
                                                                     Finance Committee and member of the
                                                                     Audit Committee of Premier Health
                                                                     Partners, the not-for-profit
                                                                     company of Miami Valley Hospital;
                                                                     Vice President, Dayton Philharmonic
                                                                     Orchestra Association; Board
                                                                     Member, Regional Leaders Forum,
                                                                     which promotes cooperation on
                                                                     economic development issues;
                                                                     Director, Dayton Development
                                                                     Coalition; formerly, Member,
                                                                     Community Advisory Board, National
                                                                     City Bank, Dayton, Ohio and
                                                                     Business Advisory Council,
                                                                     Cleveland Federal Reserve Bank.
-------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale        Board member        1997                  Executive Director, Gaylord and               172
12/29/47                                                             Dorothy Donnelley Foundation (since
333 W. Wacker Drive                                                  1994); prior thereto, Executive
Chicago, IL 60606                                                    Director, Great Lakes Protection
                                                                     Fund (from 1990 to 1994).
-------------------------------------------------------------------------------------------------------------------------------
Carole E. Stone            Board Member        2007                  Director, Chicago Board Options               172
6/28/47                                                              Exchange (since 2006); Chair New
333 West Wacker Drive                                                York Racing Association Oversight
Chicago, IL 60606                                                    Board (since 2005); Commissioner,
                                                                     New York State Commission on Public
                                                                     Authority Reform (since 2005);
                                                                     formerly Director, New York State
                                                                     Division of the Budget (2000-2004),
                                                                     Chair, Public Authorities Control
                                                                     Board (2000-2004) and Director,
                                                                     Local Government Assistance
                                                                     Corporation (2000-2004).
-------------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine         Board member        2005                  Senior Vice President for Business            172
1/22/50                                                              and Finance, Northwestern
333 W. Wacker Drive                                                  University (since 1997); Director
Chicago, IL 60606                                                    (since 2003), Chicago Board Options
                                                                     Exchange; Chairman (since 1997),
                                                                     Board of Directors, Rubicon, a pure
                                                                     captive insurance company owned by
                                                                     Northwestern University; Director
                                                                     (since 1997), Evanston Chamber of
                                                                     Commerce and Evanston Inventure, a
                                                                     business development organization;
                                                                     Director (since 2006), Pathways, a
                                                                     provider of therapy and related
                                                                     information for physically disabled
                                                                     infants and young children;
                                                                     formerly, Director (2003-2006),
                                                                     National Mentor Holdings, a
                                                                     privately-held, national provider
                                                                     of home and community-based
                                                                     services.

Board Members
       AND OFFICERS (CONTINUED)

                                                                                                           NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD    YEAR FIRST ELECTED    PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
AND ADDRESS                WITH THE FUNDS      OR APPOINTED(4)       DURING PAST 5 YEARS                   OVERSEEN BY OFFICER
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND:
-------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman       Chief               1988                  Managing Director (since 2002),               172
9/9/56                     Administrative                            Assistant Secretary and Associate
333 W. Wacker Drive        Officer                                   General Counsel, formerly, Vice
Chicago, IL 60606                                                    President and Assistant General
                                                                     Counsel, of Nuveen Investments,
                                                                     LLC; Managing Director (2002-2004),
                                                                     General Counsel (1998-2004) and
                                                                     Assistant Secretary, formerly, Vice
                                                                     President of Nuveen Advisory Corp.
                                                                     and Nuveen Institutional Advisory
                                                                     Corp.(3); Managing Director (since
                                                                     2002) and Assistant Secretary and
                                                                     Associate General Counsel,
                                                                     formerly, Vice President (since
                                                                     1997), of Nuveen Asset Management;
                                                                     Managing Director (since 2004) and
                                                                     Assistant Secretary (since 1994) of
                                                                     Nuveen Investments, Inc.; Assistant
                                                                     Secretary of NWQ Investment
                                                                     Management Company, LLC. (since
                                                                     2002); Vice President and Assistant
                                                                     Secretary of Nuveen Investments
                                                                     Advisers Inc. (since 2002);
                                                                     Managing Director, Associate
                                                                     General Counsel and Assistant
                                                                     Secretary of Rittenhouse Asset
                                                                     Management, Inc.; Assistant
                                                                     Secretary of Symphony Asset
                                                                     Management LLC (since 2003),
                                                                     Tradewinds NWQ Global Investors,
                                                                     LLC and Santa Barbara Asset
                                                                     Management, LLC; (since 2006);
                                                                     Chartered Financial Analyst.
-------------------------------------------------------------------------------------------------------------------------------
Julia L. Antonatos         Vice President      2004                  Managing Director (since 2005),               172
9/22/63                                                              formerly, Vice President (since
333 W. Wacker Drive                                                  2002); formerly, Assistant Vice
Chicago, IL 60606                                                    President (since 2000) of Nuveen
                                                                     Investments, LLC; Chartered
                                                                     Financial Analyst.
-------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson        Vice President      2000                  Vice President (since 2002),                  172
2/3/66                     and Assistant                             formerly, Assistant Vice President
333 W. Wacker Drive        Secretary                                 (since 2000) of Nuveen Investments,
Chicago, IL 60606                                                    LLC.
-------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo          Vice President      1999                  Vice President and Treasurer of               172
11/28/67                                                             Nuveen Investments, LLC and of
333 W. Wacker Drive                                                  Nuveen Investments, Inc. (since
Chicago, IL 60606                                                    1999); Vice President and Treasurer
                                                                     of Nuveen Asset Management (since
                                                                     2002) and of Nuveen Investments
                                                                     Advisers Inc. (since 2002);
                                                                     Assistant Treasurer of NWQ
                                                                     Investment Management Company, LLC.
                                                                     (since 2002); Vice President and
                                                                     Treasurer of Nuveen Rittenhouse
                                                                     Asset Management, Inc. (since
                                                                     2003); Treasurer of Symphony Asset
                                                                     Management LLC (since 2003) and
                                                                     Santa Barbara Asset Management, LLC
                                                                     (since 2006); Assistant Treasurer,
                                                                     Tradewinds NWQ Global Investors,
                                                                     LLC (since 2006); formerly, Vice
                                                                     President and Treasurer (1999-2004)
                                                                     of Nuveen Advisory Corp. and Nuveen
                                                                     Institutional Advisory Corp.(3);
                                                                     Chartered Financial Analyst.
-------------------------------------------------------------------------------------------------------------------------------
John N. Desmond            Vice President      2005                  Vice President, Director of                   172
8/24/61                                                              Investment Operations, Nuveen
333 W. Wacker Drive                                                  Investments, LLC (since January
Chicago, IL 60606                                                    2005); formerly, Director, Business
                                                                     Manager, Deutsche Asset Management
                                                                     (2003- 2004), Director, Business
                                                                     Development and Transformation,
                                                                     Deutsche Trust Bank Japan
                                                                     (2002-2003); previously, Senior
                                                                     Vice President, Head of Investment
                                                                     Operations and Systems, Scudder
                                                                     Investments Japan, (2000-2002),
                                                                     Senior Vice President, Head of Plan
                                                                     Administration and Participant
                                                                     Services, Scudder Investments
                                                                     (1995-2002).

                                                                                                           NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD    YEAR FIRST ELECTED    PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
AND ADDRESS                WITH THE FUNDS      OR APPOINTED(4)       DURING PAST 5 YEARS                   OVERSEEN BY OFFICER
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger         Vice President      1998                  Vice President (since 2002),                  172
9/24/64                    and Secretary                             Assistant Secretary and Assistant
333 W. Wacker Drive                                                  General Counsel (since 1998)
Chicago, IL 60606                                                    formerly, Assistant Vice President
                                                                     (since 1998) of Nuveen Investments,
                                                                     LLC; Vice President (2002-2004) and
                                                                     Assistant Secretary (1998-2004)
                                                                     formerly, Assistant Vice President
                                                                     of Nuveen Advisory Corp. and Nuveen
                                                                     Institutional Advisory Corp.(3);
                                                                     Vice President and Assistant
                                                                     Secretary (since 2005) of Nuveen
                                                                     Asset Management.
-------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson          Vice President      1998                  Managing Director (since 2004),               172
10/24/45                                                             formerly, Vice President of Nuveen
333 W. Wacker Drive                                                  Investments, LLC, Managing Director
Chicago, IL 60606                                                    (2004) formerly, Vice President
                                                                     (1998-2004) of Nuveen Advisory
                                                                     Corp. and Nuveen Institutional
                                                                     Advisory Corp.(3); Managing
                                                                     Director (since 2005) of Nuveen
                                                                     Asset Management.
-------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald      Vice President      1995                  Managing Director (since 2002),               172
3/2/64                                                               formerly, Vice President of Nuveen
333 W. Wacker Drive                                                  Investments, LLC; Managing Director
Chicago, IL 60606                                                    (1997-2004) of Nuveen Advisory
                                                                     Corp. and Nuveen Institutional
                                                                     Advisory Corp.(3); Managing
                                                                     Director (since 2001) of Nuveen
                                                                     Asset Management; Vice President
                                                                     (since 2002) of Nuveen Investments
                                                                     Advisers Inc.; Chartered Financial
                                                                     Analyst.
-------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy             Vice President      1998                  Vice President (since 1993) and               172
5/31/54                    and Controller                            Funds Controller (since 1998) of
333 W. Wacker Drive                                                  Nuveen Investments, LLC; formerly,
Chicago, IL 60606                                                    Vice President and Funds Controller
                                                                     (1998-2004) of Nuveen Investments,
                                                                     Inc.; Certified Public Accountant.
-------------------------------------------------------------------------------------------------------------------------------
Walter M. Kelly            Chief Compliance    2003                  Vice President and Assistant                  172
2/24/70                    Officer and Vice                          Secretary (since 2006) formerly,
333 West Wacker Drive      President                                 Assistant Vice President and
Chicago, IL 60606                                                    Assistant General Counsel (since
                                                                     2003) of Nuveen Investments, LLC;
                                                                     Vice President (since 2006) and
                                                                     Assistant Secretary (since 2003)
                                                                     formerly, Assistant Vice President
                                                                     of Nuveen Asset Management;
                                                                     previously, Associate (2001-2003)
                                                                     at the law firm of Vedder, Price,
                                                                     Kaufman & Kammholz.
-------------------------------------------------------------------------------------------------------------------------------
David J. Lamb              Vice President      2000                  Vice President (since 2000) of                172
3/22/63                                                              Nuveen Investments, LLC; Certified
333 W. Wacker Drive                                                  Public Accountant.
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar              Vice President      2002                  Vice President of Nuveen                      172
8/27/61                                                              Investments, LLC (since 1999).
333 W. Wacker Drive
Chicago, IL 60606

Board Members
       AND OFFICERS (CONTINUED)

                                                                                                           NUMBER OF PORTFOLIOS
NAME, BIRTHDATE            POSITION(S) HELD    YEAR FIRST ELECTED    PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
AND ADDRESS                WITH THE FUNDS      OR APPOINTED(4)       DURING PAST 5 YEARS                   OVERSEEN BY OFFICER
-------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin            Vice President      1988                  Vice President, Assistant Secretary           172
7/27/51                    and Assistant                             and Assistant General Counsel of
333 W. Wacker Drive        Secretary                                 Nuveen Investments, LLC; formerly,
Chicago, IL 60606                                                    Vice President and Assistant
                                                                     Secretary of Nuveen Advisory Corp.
                                                                     and Nuveen Institutional Advisory
                                                                     Corp.(3); Vice President (since
                                                                     2005) and Assistant Secretary of
                                                                     Nuveen Investments, Inc.; Vice
                                                                     President (since 2005) and
                                                                     Assistant Secretary (since 1997) of
                                                                     Nuveen Asset Management; Vice
                                                                     President (since 2000), Assistant
                                                                     Secretary and Assistant General
                                                                     Counsel (since 1998) of Rittenhouse
                                                                     Asset Management, Inc.; Vice
                                                                     President and Assistant Secretary
                                                                     of Nuveen Investments Advisers Inc.
                                                                     (since 2002); Assistant Secretary
                                                                     of NWQ Investment Management
                                                                     Company, LLC (since 2002), Symphony
                                                                     Asset Management LLC (since 2003)
                                                                     and Tradewinds NWQ Global
                                                                     Investors, LLC and Santa Barbara
                                                                     Asset Management, LLC (since 2006).

(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve a three year term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

(4) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Reinvest Automatically
       EASILY AND CONVENIENTLY

NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO
SET UP YOUR REINVESTMENT ACCOUNT.


The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

AUTOMATIC DIVIDEND
     REINVESTMENT PLAN

NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

Each of the Funds amended the terms and conditions of its Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective the close of business on December 1, 2006. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN WAS POSSIBLE UNDER THE TERMS OF THE PLAN PRIOR TO AMENDMENT. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's terms prior to amendment, the Plan Agent purchased Fund shares in the open market if the Fund's shares were trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares were trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchased newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change permits Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than was possible under the terms of the Plan prior to amendment.

                                     Notes

                                     Notes

OTHER USEFUL
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

DISTRIBUTION INFORMATION

Nuveen Quality Preferred Income Fund (JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3 (JHP) designate 29.94%, 29.61% and 25.31%, respectively, of dividends declared from net investment income as dividends qualifying for the 70% dividends received deduction for corporations and 39.52%, 38.59% and 35.69%, respectively, as qualified dividend income for individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MARKET YIELD: Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Funds' cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carole E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

(BACK COVER PHOTO)


       NUVEEN INVESTMENTS:

       SERVING INVESTORS
                                FOR GENERATIONS

       Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

       Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

       WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

       Managing $162 billion in assets, as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds NWQ, a leader in global equities.

       FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

       To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

       Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                                                      LEARN MORE
                                                           ABOUT NUVEEN FUNDS AT
                                                              WWW.NUVEEN.COM/CEF

 - Share prices
 - Fund details
 - Daily financial news
 - Investor education
 - Interactive planning tools
                                                                     EAN-E-1206D

                                                                     NUVEEN LOGO

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. [There were no amendments to or waivers from the Code during the period covered by this report.] The registrant has posted the code of ethics on its website at www.nuveen.com/etf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                     Nuveen Quality Preferred Income Fund 2

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

                                   AUDIT FEES BILLED    AUDIT-RELATED FEES         TAX FEES       ALL OTHER FEES
FISCAL YEAR ENDED                      TO FUND (1)       BILLED TO FUND (2)    BILLED TO FUND (3) BILLED TO FUND (4)
--------------------------------------------------------------------------------------------------------------------
December  31, 2006                      $ 30,313               $ 0              $   800              $ 3,950
--------------------------------------------------------------------------------------------------------------------
Percentage approved                            0%                0%                   0%                   0%
pursuant to
pre-approval
exception
--------------------------------------------------------------------------------------------------------------------
December 31, 2005                       $ 28,211               $ 0              $ 3,823              $ 3,750
--------------------------------------------------------------------------------------------------------------------
Percentage approved                            0%                0%                   0%                   0%
pursuant to
pre-approval
exception
--------------------------------------------------------------------------------------------------------------------

(1) "Audit Fees" are the aggregate fees billed for professional services for the audit of the Fund's annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

(2) "Audit Related Fees" are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under "Audit Fees".

(3) "Tax Fees" are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.

(4) "All Other Fees" are the aggregate fees billed for products and services other than "Audit Fees", "Audit Related Fees", and "Tax Fees".


                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


FISCAL YEAR ENDED                       AUDIT-RELATED FEES       TAX FEES BILLED TO           ALL OTHER FEES
                                       BILLED TO ADVISER AND         ADVISER AND            BILLED TO ADVISER
                                         AFFILIATED FUND           AFFILIATED FUND         AND AFFILIATED FUND
                                        SERVICE PROVIDERS        SERVICE PROVIDERS (1)      SERVICE PROVIDERS
----------------------------------------------------------------------------------------------------------------
December  31, 2006                          $ 0                      $ 5,400                       $ 0
----------------------------------------------------------------------------------------------------------------
Percentage approved                           0%                           0%                        0%
pursuant to
pre-approval
exception
----------------------------------------------------------------------------------------------------------------
December 31, 2005                           $ 0                      $ 4,950                       $ 0
----------------------------------------------------------------------------------------------------------------
Percentage approved                           0%                           0%                        0%
pursuant to
pre-approval
exception
----------------------------------------------------------------------------------------------------------------

(1) The amounts reported for the Fund under the column heading "Tax Fees" represents amounts billed to the Adviser exclusively for the preparation for the Fund's tax return, the cost of which is borne by the Adviser. In the aggregate, for all Nuveen funds for which Ernst & Young LLP serves as independent registered public accounting firm, these fees amounted to $288,000 in 2006 and $282,575 in 2005.

                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP's independence.

FISCAL YEAR ENDED                                          TOTAL NON-AUDIT FEES
                                                           BILLED TO ADVISER AND
                                                          AFFILIATED FUND SERVICE        TOTAL NON-AUDIT FEES
                                                          PROVIDERS (ENGAGEMENTS        BILLED TO ADVISER AND
                                                          RELATED DIRECTLY TO THE      AFFILIATED FUND SERVICE
                               TOTAL NON-AUDIT FEES      OPERATIONS AND FINANCIAL       PROVIDERS (ALL OTHER
                                 BILLED TO FUND           REPORTING OF THE FUND)            ENGAGEMENTS)             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
December  31, 2006                   $ 4,750                    $ 5,400                       $ 0                 $ 10,150
December 31, 2005                    $ 7,573                    $ 4,950                       $ 0                 $ 12,523


"Non-Audit Fees billed to Adviser" for both fiscal year ends represent "Tax Fees" billed to Adviser in their respective amounts from the previous table.



Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board of Directors or Trustees has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, William J. Schneider and Eugene S. Sunshine.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      The Adviser has engaged Spectrum Asset Management, Inc. ("Spectrum" or "Sub-Adviser") as Sub-Adviser to provide discretionary investment advisory services. As part of these services, the Adviser has also delegated to the Sub-Adviser the full responsibility for proxy voting and related duties in accordance with the Sub-Adviser's policy and procedures. The Adviser periodically will monitor the Sub-Adviser's voting to ensure that they are carrying out their duties. The Sub-Adviser's proxy voting policies and procedures are summarized as follows:

      Spectrum has adopted a Policy on Proxy Voting for Investment Advisory Clients (the "Voting Policy"), which provides that Spectrum aims to ensure that, when delegated proxy voting authority by a client, Spectrum act (1) solely in the interest of the client in providing for ultimate long-term stockholder value, and (2) without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Spectrum relies on the custodian bank to deliver proxies to Spectrum for voting.

      Spectrum has selected Institutional Shareholder Services, Inc. ("ISS") to assist with Spectrum's proxy voting responsibilities. Spectrum generally follows ISS standard proxy voting guidelines which embody the positions and factors Spectrum considers important in casting proxy votes. In connection with each proxy vote, ISS prepares a written analysis and recommendation based on its guidelines. In order to avoid any conflict of interest for ISS, the CCO will require ISS to deliver additional information or certify that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations. Spectrum also may obtain voting recommendations from two proxy voting services as an additional check on the independence of ISS' voting recommendations.

      Spectrum may, on any particular proxy vote, diverge from ISS' guidelines or recommendations. In such a case, Spectrum's Voting Policy requires that: (i) the requesting party document the reason for the request; (ii) the approval of the Chief Investment Officer; (iii) notification to appropriate compliance personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) a written record of the process.

      When Spectrum determines not to follow ISS' guidelines or recommendations, Spectrum classifies proxy voting issues into three broad categories: (1) Routine Administrative Items; (2) Special Interest Issues; and (3) Issues having the Potential for Significant Economic Impact, and casts proxy votes in accordance with the philosophy and decision guidelines developed for that category in the Voting Policy.

      - Routine Administrative Items. Spectrum is willing to defer to management on matters a routine administrative nature. Examples of issues on which Spectrum will normally defer to management's recommendation include selection of auditors, increasing the authorized number of common shares and the election of unopposed directors.

      - Special Interest Issues. In general, Spectrum will abstain from voting on shareholder social, political, environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.

      - Issues Having the Potential for Significant Economic Impact. Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and value of its shares and believes such issues should be carefully analyzed and decided by shareholders. Examples of such issues are classification of board of directors' cumulative voting and supermajority provisions, defensive strategies (e.g., greenmail prevention), business combinations and restructurings and executive and director compensation.

Conflicts of Interest. There may be a material conflict of interest when Spectrum votes, on behalf of a client, a proxy that is solicited by an affiliated person of Spectrum or another Spectrum client. To avoid such conflicts, Spectrum has established procedures under its Voting Policy to seek to ensure that voting decisions are based on a client's best interests and are not the product of a material conflict. In addition to employee monitoring for potential conflicts, the CCO reviews Spectrum's and its affiliates' material business relationships and personal and financial relationships of senior personnel of Spectrum and its affiliates to monitor for conflicts of interest.

      If a conflict of interest is identified, Spectrum considers both financial and non-financial materiality to determine if a conflict of interest is material. If a material conflict of interest is found to exist, the CCO discloses the conflict to affected clients and obtains consent from each client in the manner in which Spectrum proposed to vote.

      Spectrum clients can obtain a copy of the Voting Policy or information on how Spectrum voted their proxies by calling Spectrum's Compliance Department at
(203) 322-0189.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Adviser has engaged Spectrum Asset Management, Inc. (the "Sub-Adviser") as sub-adviser to provide discretionary investment advisory services. The following section provides information on the portfolio managers at the Sub-Adviser.

     A.   PORTFOLIO MANAGER BIOGRAPHIES:

MARK A. LIEB - Mr. Lieb is Chief Financial Officer and is responsible for business development. Prior to founding Spectrum in 1987, Mr. Lieb was a Founder, Director and Partner of DBL Preferred Management, Inc., a wholly owned corporate cash management subsidiary of Drexel Burnham Lambert, Inc. Mr. Lieb was instrumental in the formation and development of all aspects of DBL Preferred Management, Inc., including the daily management of preferred stock portfolios for institutional clients, hedging strategies, and marketing strategies. Mr. Lieb's prior employment included the development of the preferred stock trading desk at Mosley Hallgarten & Estabrook. BA Economics, Central Connecticut State College; MBA Finance, University of Hartford.

L. PHILLIP JACOBY, IV - Managing Director and Senior Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, Mr. Jacoby was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a the preferred stock portfolio of its US Corporate Financing Division for six years. Mr. Jacoby began his career in 1981 with The Northern Trust Company, Chicago and then moved to Los Angeles to join E.F. Hutton & Co. as a Vice President and Institutional Salesman, Generalist Fixed Income Sales through most of the 1980s. BSBA (Finance), Boston University School of Management.

BERNARD M. SUSSMAN - Mr. Sussman is Chief Investment Officer and Chairman of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He was a Limited Partner at Goldman Sachs from December 1994 through November 1996. BS Industrial Relations and MBA Finance, Cornell University. NASD Series 55 "Equity Trader Limited Representative".

     B.   OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

                            TYPE OF ACCOUNT          NUMBER OF
PORTFOLIO MANAGER               MANAGED               ACCOUNTS       ASSETS*
-----------------   ------------------------------   ---------   --------------
Phillip Jacoby      Separately Managed accounts          32      $2,482,964,695
                    Pooled Accounts                      16      $2,254,008,805
                    Registered Investment Vehicles       10      $7,981,784,022

Mark Lieb           Separately Managed accounts          41      $2,491,238,774
                    Pooled Accounts                      16      $2,254,008,805
                    Registered Investment Vehicles       10      $7,981,784,022

Bernard Sussman     Separately Managed accounts          37      $2,488,012,550
                    Pooled Accounts                      16      $2,254,008,805
                    Registered Investment Vehicles       10      $7,981,784,022

     C.   POTENTIAL MATERIAL CONFLICTS OF INTEREST

There are no material conflicts of interest to report.

     D.   FUND MANAGER COMPENSATION

All employees of Spectrum Asset Management are paid a base salary and discretionary bonus. The bonus is paid quarterly and may represent a significant proportion of an individual's total annual compensation. Discretionary bonuses are determined by management after consideration of several factors including but not necessarily limited to:

     - Changes in overall firm assets under management (employees have no direct incentive to increase assets)

     -    Portfolio performance relative to benchmarks

     -    Contribution to client servicing

     -    Compliance with firm and/or regulatory policies and procedures

     -    Work ethic

     -    Seniority and length of service

     -    Contribution to overall functioning of organization

     E.   OWNERSHIP OF JPS SECURITIES AS OF DECEMBER 31, 2006

                             DOLLAR RANGE OF EQUITY
                            SECURITIES BENEFICIALLY
NAME OF PORTFOLIO MANAGER        OWNED IN FUND
-------------------------   -----------------------
Phillip Jacoby                 $       0
Mark Lieb                      $ 100,001-$500,000
Bernard Sussman                $$100,001-$500,000

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund 2

By (Signature and Title)* /s/ Jessica R. Droeger
                          ------------------------------------------
                           Jessica R. Droeger
                           Vice President and Secretary

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          ------------------------------------------
                           Gifford R. Zimmerman
                           Chief Administrative Officer
                           (principal executive officer)

Date: March 9, 2007

By (Signature and Title)* /s/ Stephen D. Foy
                          ------------------------------------------
                           Stephen D. Foy
                           Vice President and Controller
                           (principal financial officer)

Date: March 9, 2007

* Print the name and title of each signing officer under his or her signature.